UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23380

Name of Fund:	BlackRock Credit Strategies Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Strategies Fund, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2025

Date of reporting period: 06/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

June 30, 2025
2025 Semi-Annual Report (Unaudited)

BlackRock Credit Strategies Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Fund may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume the Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Fund’s financing cost of leverage is significantly lower than the income earned on the Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage. Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Fund’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Fund’s investment adviser will be higher than if the Fund did not use leverage.
The Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Consolidated Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. The Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, the Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

The Benefits and Risks of Leveraging

Fund Summary as of June 30, 2025

BlackRock Credit Strategies Fund
Investment Objective
BlackRock Credit Strategies Fund’s (the “Fund”) investment objective is to seek to provide high income and attractive risk-adjusted returns. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in fixed income securities, with an emphasis on public and private corporate credit.
The Fund’s common shares are not listed on any securities exchange. The Fund is designed for long-term investors, and an investment in the common shares, unlike an investment in a traditional listed closed-end fund, should be considered illiquid.
No assurance can be given that the Fund’s investment objective will be achieved.
Net Asset Value Per Share Summary
	06/30/25	12/31/24	Change	High	Low
Net Asset Value — Institutional	$ 8.35	$ 8.47	(1.42)%	$ 8.49	$ 8.18
Net Asset Value — Class A	8.38	8.50	(1.41)	8.51	8.21
Net Asset Value — Class J	8.36	8.48	(1.42)	8.50	8.20
Net Asset Value — Class U	8.36	8.48	(1.42)	8.50	8.19
Net Asset Value — Class W	8.38	8.50	(1.41)	8.52	8.21
Performance
Returns for the period ended June 30, 2025 were as follows:
				Average Annual Total Returns(a)
				1 Year		5 Years		Since Inception(b)
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional(c)	8.31%	8.31%	3.07%	8.10%	N/A	5.53%	N/A	5.08%	N/A
Class A(c)	7.45	7.44	2.68	7.32	4.64%	4.78	4.25%	4.34	3.92%
Class J(c)	7.91	7.91	2.80	7.56	4.33	5.00	4.36	4.56	4.06
Class U(c)	7.51	7.50	2.69	7.20	N/A	4.75	N/A	4.30	N/A
Class W(c)	7.37	7.36	2.68	7.31	3.56	4.80	4.05	4.34	3.75
Morningstar LSTA Leveraged Loan Index(d)	—	—	2.81	7.29	N/A	7.45	N/A	5.75	N/A
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index(e)	—	—	4.57	10.29	N/A	5.96	N/A	5.24	N/A

(a)
Assuming maximum sales charges, if any.  Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund commenced operations on February 28, 2019.
(c)	All returns reflect reinvestment of dividends and/or distributions at NAV on the payable date. Performance results reflect the Fund’s use of leverage, if any.
(d)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

(e)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

N/A — Not applicable as share class and index do not have a sales charge.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
The following discussion relates to the Fund’s absolute performance based on NAV:
What factors influenced performance?
Contributions to the Fund’s performance were led by exposure to private credit, U.S. high yield corporate bonds and opportunistic credit. Exposure to European high yield corporate bonds, capital securities and collateralized loan obligations (“CLOs”) also contributed to performance.
There were no material detractors over the period. The Fund’s cash position did not have a material impact on the Fund’s performance.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of June 30, 2025(continued)

BlackRock Credit Strategies Fund
Describe recent portfolio activity.
The Fund made strategic adjustments to its structured and liquid credit allocations to reflect evolving market dynamics. In this vein, exposure to U.S. high yield corporates was increased tactically, by adding to the Fund’s credit default swap index position during market volatility in the second quarter of 2025. Within CLOs, the Fund moved higher up the capital stack. Exposure to European high yield corporates focused on issues rated BB and B due to strong fundamentals and appealing yields. By contrast, the U.S. investment grade corporate bond allocation was trimmed as credit spreads tightened to post-global financial crisis levels. At the same time, the Fund opportunistically increased exposure to corporate issues that had disproportionately sold off during periods of market volatility despite having strong underlying fundamentals.
The Fund uses various derivative positions as part of the investment strategy, including employing leverage, forward contracts to hedge foreign currency exposure of non-U.S. positions back to U.S. dollars, interest rate futures to adjust duration positioning tactically as needed, and credit default swaps to gain access to or hedge broad market exposure.
At the end of the period, the Fund’s cash position was approximately 11%, reflecting the use of leverage.
Describe portfolio positioning at period end.
At period end, the Fund was strategically positioned with a focus on private debt and opportunistic corporate credit exposure on the basis of attractive relative yield and income, while being prepared to tactically shift exposures on changing spread relationships and volatility stemming from tariffs and other sources of uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
Floating Rate Loan Interests	60.5%
Corporate Bonds	23.1
Asset-Backed Securities	6.5
Preferred Securities	5.1
Fixed Rate Loan Interests	2.0
Common Stocks	1.9
Other*	0.9

CREDIT QUALITY ALLOCATION
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa	0.6%
AA/Aa	1.3
A	2.7
BBB/Baa	5.2
BB/Ba	8.3
B	23.0
CCC/Caa	8.9
CC	0.2
C	0.2
D	— (c)
N/R	49.6

(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Fund’s total investments. Please refer to the Consolidated Schedule of Investments for details.
Fund Summary

About Fund Performance
Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees but are only available through the Fund’s distributor or an asset-based fee program sponsored by a registered broker-dealer or registered investment adviser (also known as a “wrap fee” program) that has an agreement with the Fund’s distributor.
Class A Shares are subject to a maximum initial sales charge (front-end load) of 2.50% and servicing and distribution fee of 0.75% per year. A contingent deferred sales charge of 1.50% is assessed on Fund repurchases of Class A Shares made within 18 months after purchase where no initial sales load was paid at the time of purchase as part of an investment of $250,000 or more. Class A Shares performance shown prior to the Class A Shares inception date of April 1, 2020 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class A Shares fees.
Class J Shares are subject to a maximum initial sales charge (front-end load) of 3.00% and servicing and distribution fee of 0.50% per year. These shares are available only through brokerage, transactional-based accounts and to clients of financial intermediaries with which the Fund has a selling agreement to distribute such shares. Class J Shares performance shown prior to the Class J Shares inception date of November 19, 2024 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class J Shares fees.
Class U Shares are not subject to any sales charge. These shares are subject to a servicing and distribution fee of 0.75% per year. These shares are available only to clients of financial intermediaries with which the Fund has a selling agreement to distribute such shares. Class U Shares performance shown prior to the Class U Shares inception date of July 12, 2021 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class U Shares fees.
Class W Shares are subject to a maximum initial sales charge (front-end load) of 3.50% and servicing and distribution fee of 0.75% per year. These shares are available only through brokerage, transactional-based accounts. Class W Shares performance shown prior to the Class W Shares inception date of July 12, 2021 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Class W Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager"), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower.  With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses for Continuously Offered Closed-End Funds
Shareholders of the Fund may incur the following charges: (a) transactional expenses, including early withdrawal fees; and (b) operating expenses, including investment advisory fees, and other fund expenses. The example below (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.  In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2025 BlackRock Semi-Annual Report to Shareholders

Disclosure of Expenses for Continuously Offered Closed-End Funds (continued)
Expense Example for Continuously Offered Closed-End Funds
	Actual				Hypothetical 5% Return
			Expenses Paid During the Period			Including Interest Expense and Fees		Excluding Interest Expense and Fees		Annualized Expense Ratio
	Beginning Account Value (01/01/25)	Ending Account Value (06/30/25)	Including Interest Expense and Fees(a)	Excluding Interest Expense and Fees(a)	Beginning Account Value (01/01/25)	Ending Account Value (06/30/25)	Expenses Paid During the Period(a)	Ending Account Value (06/30/25)	Expenses Paid During the Period(a)	Including Interest Expense and Fees	Excluding Interest Expense and Fees
Institutional	$ 1,000.00	$ 1,030.70	$ 9.42	$ 6.86	$ 1,000.00	$ 1,015.52	$ 9.35	$ 1,018.04	$ 6.81	1.87%	1.36%
Class A	1,000.00	1,026.80	12.71	10.17	1,000.00	1,012.25	12.62	1,014.75	10.10	2.53	2.02
Class J	1,000.00	1,028.00	11.38	8.81	1,000.00	1,013.58	11.29	1,016.10	8.75	2.26	1.75
Class U	1,000.00	1,026.90	13.38	10.77	1,000.00	1,011.59	13.28	1,014.17	10.69	2.66	2.14
Class W	1,000.00	1,026.80	12.71	10.15	1,000.00	1,012.25	12.62	1,014.78	10.08	2.53	2.02

(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

Disclosure of Expenses for Continuously Offered Closed-End Funds

Consolidated Schedule of Investments (unaudited)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., Series 2022-1A, Class CR, (3-mo. CME Term SOFR + 1.90%), 6.17%, 01/20/38(a)(b)	USD	1,000	$ 1,002,794
AGL CLO Ltd., Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/20/34(a)(b)		1,000	1,001,622
AIMCO CLO Ltd., Series 2020-11A, Class CR2, (3-mo. CME Term SOFR + 1.90%), 6.18%, 07/17/37(a)(b)		1,000	1,002,787
Anchorage Capital CLO Ltd., Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 6.67%, 07/22/37(a)(b)		1,000	1,006,262
Ballyrock CLO Ltd.(a)(b)
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 6.72%, 02/20/36		1,000	1,002,831
Series 2024-22A, Class B, (3-mo. CME Term SOFR + 2.35%), 6.61%, 04/15/37		1,500	1,508,927
Battalion CLO X Ltd., Series 2016-10A, Class BR2, (3-mo. CME Term SOFR + 2.31%), 6.59%, 01/25/35(a)(b)		1,000	1,002,446
Birch Grove CLO Ltd., Series 2024-9A, Class A1, (3- mo. CME Term SOFR + 1.40%), 5.67%, 10/22/37(a)(b)		1,000	1,003,885
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.86%, 04/15/37(a)(b)		1,500	1,509,819
Canyon CLO Ltd., Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.22%, 07/15/34(a)(b)		1,000	1,004,019
CarVal CLO IV Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.78%, 07/20/34(a)(b)		1,000	1,009,849
CarVal CLO VC Ltd., Series 2021-2A, Class C, (3-mo. CME Term SOFR + 2.46%), 6.72%, 10/15/34(a)(b)		1,000	1,003,051
CIFC Funding Ltd.(a)(b)
Series 2015-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 6.43%, 01/22/31		1,000	1,002,241
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 6.27%, 01/15/35		800	803,232
Cook Park CLO Ltd., Series 2018-1A, Class C, (3-mo. CME Term SOFR + 2.01%), 6.29%, 04/17/30(a)(b)		250	250,566
Elmwood CLO 21 Ltd., Series 2022-8A, Class AR, (3- mo. CME Term SOFR + 1.65%), 5.92%, 10/20/36(a)(b)		700	702,590
Elmwood CLO 26 Ltd., Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.67%, 04/18/37(a)(b)		1,000	1,006,228
Elmwood CLO 37 Ltd., Series 2024-13A, Class D1, (3-mo. CME Term SOFR + 2.60%), 6.89%, 01/17/38(a)(b)		1,000	997,370
Galaxy XXIV CLO Ltd., Series 2024-R, Class CR, (3- mo. CME Term SOFR + 2.45%), 6.71%, 04/15/37(a)(b)		1,106	1,112,951
Generate CLO Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.89%, 04/22/37(a)(b)		1,000	1,003,825
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (3- mo. CME Term SOFR + 3.26%), 7.54%, 01/27/31(a)(b)		500	501,221
HalseyPoint CLO Ltd., Series 2021-4A, Class C, (3-mo. CME Term SOFR + 2.41%), 6.68%, 04/20/34(a)(b)		750	752,260
NYACK Park CLO Ltd., Series 2021-1A, Class C, (3- mo. CME Term SOFR + 2.21%), 6.48%, 10/20/34(a)(b)		1,250	1,252,482
Oaktree CLO Ltd., Series 2024-27A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.92%, 10/22/37(a)(b)		1,500	1,494,294
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd., Series 2019-17A, Class CR2, (3-mo. CME Term SOFR + 2.00%), 6.27%, 07/20/37(a)(b)	USD	1,000	$ 1,004,043
OHA Credit Funding Ltd., Series 2019-2A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.97%, 01/21/38(a)(b)		1,000	1,003,199
OHA Credit Partners XV Ltd., Series 2017-15R, Class D1R, (3-mo. CME Term SOFR + 3.45%), 7.72%, 04/20/37(a)(b)		1,500	1,519,010
OHA Loan Funding Ltd.(a)(b)
Series 2013-1A, Class D1R3, (3-mo. CME Term SOFR + 3.30%), 7.58%, 04/23/37		750	752,215
Series 2015-1A, Class DR3, (3-mo. CME Term SOFR + 3.46%), 7.73%, 01/19/37		1,000	1,005,503
Palmer Square CLO Ltd.(a)(b)
Series 2021-4A, Class CR, 07/15/38(c)		1,000	1,000,000
Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.05%), 7.32%, 04/20/35		1,000	995,706
Series 2022-4A, Class C, (3-mo. CME Term SOFR + 2.21%), 6.47%, 10/15/34		1,000	1,000,000
Post CLO Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 3.20%), 7.47%, 04/20/35(a)(b)		1,000	993,767
Rad CLO Ltd., Series 2021-15A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.58%, 01/20/34(a)(b)		1,000	999,345
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.65%, 10/15/37(a)(b)		1,000	1,003,857
Silver Point CLO Ltd., Series 2024-5A, Class C, (3-mo. CME Term SOFR + 2.10%), 6.37%, 10/20/37(a)(b)		1,250	1,255,815
Sixth Street CLO XIX Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 3.26%), 7.53%, 07/20/34(a)(b)		1,000	994,561
Sycamore Tree CLO Ltd., Series 2024-5A, Class B, (3-mo. CME Term SOFR + 2.25%), 6.52%, 04/20/36(a)(b)		1,000	1,002,001
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3-mo. CME Term SOFR + 1.10%), 5.38%, 01/17/32(a)(b)		92	91,523
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	103	148,551
Whitebox CLO I Ltd., Series 2019-1A, Class BRR, (3- mo. CME Term SOFR + 1.75%), 6.03%, 07/24/36(a)(b)	USD	2,000	1,996,251
Whitebox CLO II Ltd., Series 2020-2A, Class CR2, (3-mo. CME Term SOFR + 1.95%), 6.23%, 10/24/37(a)(b)		640	642,449
Total Asset-Backed Securities — 6.9% (Cost: $41,056,746)			41,345,348

	Shares
Common Stocks
Biotechnology — 0.1%
Anika Therapeutics, Inc.(e)	56,650	599,357
Broadline Retail — 0.0%
Thrasio LLC, (Acquired 06/18/24, Cost: $1,907,522)(e)(f)(g)	20,031	—

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering — 0.0%
Mcdermott International Ltd.(e)	17	$ 187
Construction Materials — 0.0%
Kellermeyer Bergensons Common, Preference Shares(e)(f)	45,118	—
Consumer Discretionary — 0.0%
SellerX Germany GMBH & Co. KG	79,434	794
Diversified Consumer Services — 0.0%
Pluralsight LLC, (Acquired 08/22/24, Cost: $77,568)(e)(f)(g)	208,956	37,201
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $3,317)(e)(f)(g)	264	23,496
Financial Services — 0.0%
Aimbridge Acquisition Co., Inc.(e)(f)	840	49,577
Ground Transportation(e) — 0.0%
Motive Technologies, (Expires 12/31/49)(f)	75,000	68,250
Sirva BGRS Holdings, Inc.	34	34
		68,284
Health Care Providers & Services(e) — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $25,078)(g)	807	12,811
INH Buyer, Inc., (Acquired 12/16/24, Cost: $149)(f)(g)	1,491,738	15
Quorum Restructuring Equity	43,661	38,204
		51,030
Health Care Technology — 0.5%
Veradigm, Inc.(e)	586,444	2,756,287
Household Durables — 1.1%
Homerenew Buyer, Inc., Series A-1(e)(f)	1,568	521,453
Homerenew Buyer, Inc., Series B-1(e)(f)	2,520	—
Homerenew Buyer, Inc., Series C-1(e)(f)	3,942	—
Lennar Corp., Class A	30,000	3,318,300
Taylor Morrison Home Corp., Class A(e)	46,000	2,825,320
		6,665,073
Industrial Conglomerates — 0.0%
SVP Singer(e)	1,930	9,168
IT Services — 0.0%
Travelport Finance Luxembourg SARL(e)(f)	10	26,870
Media — 0.1%
Altice USA, Inc., Class A(e)	135,000	288,900
Real Estate Management & Development — 0.0%
ADLER Group SA(e)(f)	16,485	—
Retail REITs — 0.3%
Pennsylvania REIT(e)	70,000	1,656,690
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(e)(f)	543	5,430
Total Common Stocks — 2.1% (Cost: $15,997,749)		12,238,344

Security		Par (000)	Value
Corporate Bonds
Advertising Agencies(b) — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27	USD	84	$ 83,044
9.00%, 09/15/28		117	122,595
7.50%, 06/01/29		83	76,766
7.88%, 04/01/30		76	78,451
CMG Media Corp., 8.88%, 06/18/29		28	26,395
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		80	77,895
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27		4	3,980
4.63%, 03/15/30		79	75,454
			544,580
Aerospace & Defense — 0.2%
Bombardier, Inc.(b)
6.00%, 02/15/28		182	183,096
8.75%, 11/15/30		47	50,881
7.25%, 07/01/31		6	6,298
7.00%, 06/01/32		19	19,787
6.75%, 06/15/33		16	16,579
Czechoslovak Group A/S, 01/10/31(c)(d)	EUR	150	179,398
Goat Holdco LLC, 6.75%, 02/01/32(b)	USD	23	23,381
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		85	90,186
9.75%, 11/15/30		39	43,011
TransDigm, Inc., 6.38%, 05/31/33(b)		180	180,163
Triumph Group, Inc., 9.00%, 03/15/28(b)		78	81,513
			874,293
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		15	15,063
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		7	7,420
			22,483
Automobile Components — 0.3%
Clarios Global LP/Clarios U.S. Finance Co.
8.50%, 05/15/27(b)		237	238,038
6.75%, 02/15/30(b)		40	41,592
4.75%, 06/15/31(d)	EUR	140	165,546
Dana, Inc.
4.25%, 09/01/30	USD	6	5,914
4.50%, 02/15/32		8	7,820
Forvia SE, 5.50%, 06/15/31(d)	EUR	200	232,405
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	USD	10	10,411
Goodyear Tire & Rubber Co.
6.63%, 07/15/30		13	13,260
5.25%, 04/30/31		3	2,881
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(d)(h)	EUR	320	394,585
Mahle GmbH, 6.50%, 05/02/31(d)		157	187,721
Schaeffler AG(d)
4.25%, 04/01/28		100	118,530
5.38%, 04/01/31		100	120,311
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	35	34,611
ZF Europe Finance BV, 7.00%, 06/12/30(d)	EUR	100	118,050
			1,691,675
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(d)	GBP	226	289,029
Carvana Co.(b)(h)
(9.00% PIK), 9.00%, 06/01/30	USD	43	45,592
(9.00% PIK), 9.00%, 06/01/31		77	86,651
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	USD	14	$ 14,922
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		55	53,485
RCI Banque SA(a)(d)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37	EUR	100	118,841
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		200	247,784
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)	USD	14	13,756
			870,060
Banks — 1.3%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(d)	EUR	100	120,138
AIB Group PLC, (5-year EURIBOR ICE Swap + 4.39%), 7.13%(a)(d)(i)		200	249,136
Banca Monte dei Paschi di Siena SpA, 10/02/35(a)(c)(d)		200	235,630
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88%(a)(d)(i)		200	249,431
Bangkok Bank PCL/Hong Kong, (5-year CMT + 1.90%), 3.73%, 09/25/34(a)(d)	USD	200	185,624
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		200	197,450
Bank of East Asia Ltd., (5-year CMT + 2.30%), 4.88%, 04/22/32(a)(d)		250	246,640
BPCE SA, (1-day SOFR + 2.61%), 6.92%, 01/14/46(a)(b)		375	391,094
Chiyu Banking Corp. Ltd., (5-year CMT + 3.20%), 5.75%, 04/07/32(a)(d)		250	244,840
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)		1,030	1,078,234
Deutsche Bank AG(a)(d)(i)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%	EUR	200	229,408
(5-year EURIBOR ICE Swap + 5.26%), 8.13%		200	251,527
Eurobank Ergasias Services and Holdings SA, (5-year EURIBOR ICE Swap + 2.00%), 4.25%, 04/30/35(a)(d)		100	116,851
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(d)	USD	200	194,554
Macquarie Bank Ltd., 6.80%, 01/18/33(b)		2,070	2,230,244
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	150	188,428
Riyad T1 Sukuk Ltd., (5-year CMT + 1.91%), 5.50%(a)(d)(i)	USD	200	195,438
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84(a)		1,110	1,139,142
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		11	11,289
			7,755,098
Biotechnology(d) — 0.1%
Biocon Biologics Global PLC, 6.67%, 10/09/29		400	379,600
Cidron Aida Finco SARL, 7.00%, 10/27/31	EUR	102	122,646
			502,246
Building Materials — 0.2%
Builders FirstSource, Inc., 6.75%, 05/15/35(b)	USD	13	13,385
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(d)	EUR	103	127,442
6.75%, 07/15/31(b)	USD	48	49,680
HT Troplast GmbH, 9.38%, 07/15/28(d)	EUR	200	247,945
Jeld-Wen, Inc.(b)
4.88%, 12/15/27	USD	9	8,344
7.00%, 09/01/32		22	17,225
JH North America Holdings, Inc., 6.13%, 07/31/32(b)		24	24,399
Security		Par (000)	Value
Building Materials (continued)
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28	USD	36	$ 36,095
9.75%, 07/15/28		20	20,047
PCF GmbH, 4.75%, 04/15/29(d)	EUR	171	166,128
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32	USD	95	97,690
6.75%, 03/01/33		27	27,859
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)		18	18,872
Standard Building Solutions, Inc., 6.50%, 08/15/32(b)		21	21,517
Wilsonart LLC, 11.00%, 08/15/32(b)		24	21,805
			898,433
Building Products(b) — 0.0%
Foundation Building Materials, Inc., 6.00%, 03/01/29		2	1,834
QXO Building Products, Inc., 6.75%, 04/30/32		73	75,205
White Cap Buyer LLC, 6.88%, 10/15/28		189	188,700
			265,739
Capital Markets — 0.2%
Apollo Debt Solutions BDC
6.90%, 04/13/29		485	506,273
6.70%, 07/29/31		15	15,587
6.55%, 03/15/32(b)		4	4,086
Blackstone Private Credit Fund, 6.00%, 11/22/34		45	44,003
Blue Owl Capital Corp., 6.20%, 07/15/30		35	35,356
Blue Owl Capital Corp. II, 8.45%, 11/15/26		11	11,428
Blue Owl Credit Income Corp.
7.75%, 09/16/27		43	45,104
6.65%, 03/15/31		465	478,256
Blue Owl Technology Finance Corp., 6.75%, 04/04/29		3	3,059
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		40	40,831
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34		6	6,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		86	83,328
9.75%, 01/15/29		14	13,600
4.38%, 02/01/29		3	2,522
10.00%, 11/15/29(b)		21	20,790
			1,310,223
Chemicals — 0.5%
Celanese U.S. Holdings LLC
6.50%, 04/15/30		2	2,047
6.75%, 04/15/33		11	11,114
Chemours Co.
5.38%, 05/15/27		16	15,857
5.75%, 11/15/28(b)		13	12,185
8.00%, 01/15/33(b)		6	5,619
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)	EUR	300	356,400
INEOS Finance PLC, 6.38%, 04/15/29(d)		202	241,173
INEOS Quattro Finance 2 PLC, 8.50%, 03/15/29(d)		104	122,044
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)		100	118,803
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)	USD	28	24,969
Lune Holdings SARL, 5.63%, 11/15/28(d)	EUR	102	48,293
LYB International Finance III LLC, 6.15%, 05/15/35	USD	5	5,190
Mativ Holdings, Inc., 8.00%, 10/01/29(b)		12	10,873
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		11	10,968
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	427	528,134
9.75%, 11/15/28(b)	USD	200	210,606
5.38%, 10/01/29(d)	EUR	100	107,783
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(d)		500	619,123

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Synthomer PLC, 7.38%, 05/02/29(d)	EUR	100	$ 116,637
WR Grace Holdings LLC(b)
4.88%, 06/15/27	USD	4	3,977
5.63%, 08/15/29		150	135,778
7.38%, 03/01/31		64	65,537
			2,773,110
Commercial Services & Supplies — 0.8%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 5.38%, 05/21/30(d)	EUR	113	136,157
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	USD	219	228,788
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29		200	194,514
6.88%, 06/15/30		49	49,665
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, 06/01/28(d)	GBP	400	526,348
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	265	326,610
APCOA Group GmbH, 04/15/31(c)(d)		377	446,863
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.82%, 05/01/30(a)(d)		100	118,726
BCP V Modular Services Finance II PLC(d)
4.75%, 11/30/28		100	115,640
6.13%, 11/30/28	GBP	100	132,624
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(d)	EUR	129	135,566
Boels Topholding BV, 5.75%, 05/15/30(d)		273	333,590
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28	USD	12	11,502
4.88%, 07/01/29		108	101,693
Currenta Group Holdings SARL(d)
5.50%, 05/15/30	EUR	100	120,104
(3-mo. EURIBOR + 4.00%), 6.14%, 05/15/32(a)		100	118,073
Deluxe Corp., 8.13%, 09/15/29(b)	USD	8	8,256
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		10	10,476
Fortress Transportation and Infrastructure Investors LLC(b)
5.50%, 05/01/28		114	113,386
7.00%, 05/01/31		96	99,402
7.00%, 06/15/32		48	49,561
5.88%, 04/15/33		4	3,950
Garda World Security Corp.(b)
7.75%, 02/15/28		69	71,385
6.00%, 06/01/29		4	3,904
8.25%, 08/01/32		62	63,625
8.38%, 11/15/32		67	68,823
Herc Holdings, Inc.(b)
7.00%, 06/15/30		29	30,286
7.25%, 06/15/33		15	15,717
Hertz Corp., 12.63%, 07/15/29(b)		9	9,412
Kapla Holding SAS(d)
5.00%, 04/30/31	EUR	200	238,236
(3-mo. EURIBOR + 3.50%), 5.48%, 07/31/30(a)		100	118,383
Pachelbel Bidco SpA(d)
7.13%, 05/17/31		100	126,853
(3-mo. EURIBOR + 4.25%), 6.44%, 05/17/31(a)		100	118,408
Q-Park Holding I BV, 5.13%, 02/15/30(d)		102	124,086
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	USD	37	37,002
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		47	47,000
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(b)		69	71,661
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (continued)
5.50%, 05/15/33(d)	EUR	100	$ 121,848
Verisure Holding AB, 7.13%, 02/01/28(d)		139	170,088
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	12	12,990
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		57	59,903
WEX, Inc., 6.50%, 03/15/33(b)		24	24,214
Williams Scotsman, Inc., 6.63%, 04/15/30(b)		23	23,891
Worldline SA, 5.50%, 06/10/30(d)	EUR	100	102,266
			5,041,475
Communications Equipment(b) — 0.0%
CommScope LLC
4.75%, 09/01/29	USD	52	50,767
9.50%, 12/15/31		22	23,038
			73,805
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		126	116,252
Delhi International Airport Ltd., 6.13%, 10/31/26(d)		200	201,000
Heathrow Finance PLC(d)
3.88%, 03/01/27(j)	GBP	126	167,646
6.63%, 03/01/31		100	136,440
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(d)	USD	400	401,125
			1,022,463
Consumer Finance — 0.1%
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		3	3,021
Muthoot Finance Ltd., 7.13%, 02/14/28(d)		250	254,717
Navient Corp.
9.38%, 07/25/30		38	41,915
7.88%, 06/15/32		22	22,880
OneMain Finance Corp.
6.63%, 05/15/29		23	23,622
5.38%, 11/15/29		98	96,397
7.50%, 05/15/31		8	8,359
7.13%, 11/15/31		9	9,364
6.75%, 03/15/32		25	25,470
7.13%, 09/15/32		26	26,917
SLM Corp., 6.50%, 01/31/30		5	5,248
			517,910
Consumer Staples Distribution & Retail — 0.1%
B&M European Value Retail SA(d)
4.00%, 11/15/28	GBP	100	130,059
6.50%, 11/27/31		300	414,481
Walgreens Boots Alliance, Inc.
8.13%, 08/15/29	USD	8	8,485
4.80%, 11/18/44		11	10,505
			563,530
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)		200	182,575
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.13%, 08/15/26(d)	EUR	142	160,115
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29	USD	23	23,333
6.88%, 01/15/30		58	59,292
8.75%, 04/15/30		59	60,347
6.75%, 04/15/32		82	84,154
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(d)(h)	EUR	100	107,369
Kleopatra Finco SARL, 4.25%, 03/01/26(d)		100	110,448
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
LABL, Inc.(b)
5.88%, 11/01/28	USD	34	$ 29,732
9.50%, 11/01/28		96	88,740
8.63%, 10/01/31		20	17,107
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27		299	303,901
9.25%, 04/15/27		14	13,902
OI European Group BV, 5.25%, 06/01/29(d)	EUR	108	130,972
Sealed Air Corp., 4.00%, 12/01/27(b)	USD	5	4,880
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		20	21,216
			1,398,083
Diversified REITs — 1.5%
Digital Realty Trust LP, 1.88%, 11/15/29(b)(k)		6	6,308
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		120	105,614
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		63	60,409
Iron Mountain, Inc., 6.25%, 01/15/33(b)		34	34,959
Rithm Capital Corp., 8.00%, 07/15/30(b)		8	8,040
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(b)		1,000	936,800
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		137	145,226
6.50%, 02/15/29		6,000	5,799,173
Uniti Group, Inc., 7.50%, 12/01/27(b)(k)		800	882,400
VICI Properties LP, 5.13%, 05/15/32		990	986,356
			8,965,285
Diversified Telecommunication Services — 1.7%
EchoStar Corp.
(3.88% PIK), 3.88%, 11/30/30(h)		1,668	1,964,572
(6.75% PIK), 6.75%, 11/30/30(h)		135	123,437
10.75%, 11/30/29		2,426	2,498,585
eircom Finance DAC, Series JUL, 04/30/31(c)(d)	EUR	200	236,179
Eutelsat SA(d)
1.50%, 10/13/28		100	107,110
9.75%, 04/13/29		153	194,275
Fibercop SpA(d)
4.75%, 06/30/30		128	151,743
5.13%, 06/30/32		100	117,960
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	USD	49	48,979
6.75%, 05/01/29(b)		8	8,105
5.88%, 11/01/29		10	10,520
6.00%, 01/15/30(b)		15	15,193
8.75%, 05/15/30(b)		162	169,431
8.63%, 03/15/31(b)		12	12,750
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(d)(i)		200	196,850
Iliad Holding SASU
7.00%, 10/15/28(b)		289	294,281
5.38%, 04/15/30(d)	EUR	126	152,429
6.88%, 04/15/31(d)		100	125,599
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	314	320,185
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	150	179,126
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	3	2,565
4.88%, 06/15/29		54	50,423
11.00%, 11/15/29		109	124,973
4.50%, 04/01/30		23	20,661
3.88%, 10/15/30		7	5,639
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.(b) (continued)
10.75%, 12/15/30	USD	73	$ 82,262
4.00%, 04/15/31		1	772
6.88%, 06/30/33		159	161,786
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(e)(h)(l)		3,725	1,247,774
Lorca Telecom Bondco SA, 5.75%, 04/30/29(d)	EUR	294	361,588
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	19	18,907
4.13%, 04/15/30		20	18,982
10.00%, 10/15/32		15	15,615
SES SA, 4.88%, 06/24/33(d)	EUR	100	118,937
SoftBank Group Corp.(d)
5.38%, 01/08/29		175	209,390
3.38%, 07/06/29		202	224,472
5.75%, 07/08/32		151	177,649
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	28	30,171
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		108	113,107
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27		139	130,351
6.13%, 03/01/28		34	29,341
			10,072,674
Electric Utilities — 0.5%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(d)(i)	EUR	125	152,424
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(d)	USD	200	197,000
Alpha Generation LLC, 6.75%, 10/15/32(b)		21	21,648
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(d)	EUR	362	438,592
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(d)	USD	200	205,750
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(d)	EUR	200	237,355
Diamond II Ltd., 7.95%, 07/28/26(d)	USD	200	201,620
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		29	27,304
JSW Hydro Energy Ltd., 4.13%, 05/18/31(d)		142	129,930
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		339	330,457
Orsted A/S, (5-year EURIBOR ICE Swap + 2.59%), 5.13%, 12/31/99(a)(d)	EUR	100	119,267
Pacific Gas and Electric Co.
6.95%, 03/15/34	USD	495	532,863
4.20%, 06/01/41		310	238,403
Pike Corp., 8.63%, 01/31/31(b)		5	5,438
Public Power Corp. SA, 4.63%, 10/31/31(d)	EUR	100	120,145
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)	USD	137	139,467
Vistra Operations Co. LLC, 6.88%, 04/15/32(b)		24	25,092
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)		51	54,473
			3,177,228
Electronic Equipment, Instruments & Components(b) — 0.0%
WESCO Distribution, Inc., 6.38%, 03/15/33		23	23,772
Xerox Corp., 10.25%, 10/15/30		7	7,329
			31,101
Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.25%, 04/01/28		119	119,394
6.63%, 09/01/32		35	35,659
Enerflex Ltd., 9.00%, 10/15/27(b)		36	37,122
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)		33	34,135

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR	216	$ 265,791
Star Holding LLC, 8.75%, 08/01/31(b)	USD	19	17,905
Tidewater, Inc., 07/15/30(b)(c)		16	16,462
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		77	78,920
Weatherford International Ltd., 8.63%, 04/30/30(b)		18	18,553
			623,941
Entertainment — 0.4%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(d)	EUR	500	625,786
Caesars Entertainment, Inc., 7.00%, 02/15/30(b)	USD	91	94,238
Champion Path Holdings Ltd., 4.50%, 01/27/26(d)		200	198,900
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 6.69%, 07/31/28(a)(d)	EUR	54	64,266
CPUK Finance Ltd., 4.50%, 08/28/27(d)	GBP	116	155,379
Flutter Treasury DAC(d)
4.00%, 06/04/31	EUR	128	151,013
6.13%, 06/04/31	GBP	100	138,239
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)	USD	28	27,407
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		26	22,596
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		4	3,957
Lottomatica Group SpA(d)
5.38%, 06/01/30	EUR	100	122,581
4.88%, 01/31/31		107	129,234
(3-mo. EURIBOR + 3.25%), 5.25%, 06/01/31(a)		100	118,313
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)	USD	15	15,483
Motion Finco SARL, 7.38%, 06/15/30(d)	EUR	200	220,925
Pinewood Finco PLC, 6.00%, 03/27/30(d)	GBP	246	333,452
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	21	12,022
5.88%, 09/01/31		23	12,592
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		13	13,017
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)		34	32,764
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)		43	44,190
Voyager Parent LLC, 9.25%, 07/01/32(b)		18	18,728
Warnermedia Holdings, Inc., 03/15/42(c)		28	18,865
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(b)		75	79,985
			2,653,932
Environmental, Maintenance & Security Service(b) — 0.0%
Madison IAQ LLC, 5.88%, 06/30/29		61	60,010
Waste Pro USA, Inc., 7.00%, 02/01/33		70	72,668
			132,678
Financial Services — 0.4%
Ally Financial, Inc.(a)
(1-day SOFR Index + 1.96%), 5.74%, 05/15/29		5	5,089
(5-year CMT + 2.45%), 6.65%, 01/17/40		265	260,521
Azorra Finance Ltd.(b)
7.75%, 04/15/30		12	12,458
01/15/31(c)		7	7,147
Bracken MidCo1 PLC, (6.75% PIK), 6.75%, 11/01/27(d)(h)	GBP	100	135,778
Far East Horizon Ltd., 5.88%, 03/05/28(d)	USD	200	198,854
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		26	27,006
Security		Par (000)	Value
Financial Services (continued)
Freedom Mortgage Holdings LLC(b) (continued)
9.13%, 05/15/31	USD	20	$ 20,616
8.38%, 04/01/32		10	10,108
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		28	28,735
Intrum AB(d)(e)(l)
3.00%, 09/15/27	EUR	200	199,156
9.25%, 03/15/28		100	104,838
Manappuram Finance Ltd., 7.38%, 05/12/28(d)	USD	200	202,354
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29		7	7,150
7.13%, 02/01/32		42	43,625
PennyMac Financial Services, Inc.(b)
7.13%, 11/15/30		21	21,764
6.88%, 05/15/32		26	26,584
6.88%, 02/15/33		15	15,375
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		26	26,929
Piramal Finance Ltd., 7.80%, 01/29/28(d)		200	201,560
ProGroup AG, 5.13%, 04/15/29(d)	EUR	100	119,120
Rocket Cos., Inc.(b)
6.13%, 08/01/30	USD	80	81,522
6.38%, 08/01/33		74	75,717
Shriram Finance Ltd., 6.63%, 04/22/27(d)		200	202,000
Stena International SA, 7.25%, 01/15/31(b)		400	401,239
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(h)	EUR	108	37,126
UWM Holdings LLC, 6.63%, 02/01/30(b)	USD	33	33,034
			2,505,405
Food Products — 0.5%
B&G Foods, Inc., 8.00%, 09/15/28(b)		7	6,740
Bellis Acquisition Co. PLC(d)
8.13%, 05/14/30	GBP	213	275,197
07/01/31(c)	EUR	100	118,054
Bellis Finco PLC, 4.00%, 02/16/27(d)	GBP	100	137,186
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(h)	USD	104	111,579
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(b)		149	155,267
Darling Global Finance BV, 4.50%, 07/15/32(d)	EUR	124	147,832
Elior Group SA, 5.63%, 03/15/30(d)		110	132,169
ELO SACA(d)
3.25%, 07/23/27		200	226,862
5.88%, 04/17/28		100	112,515
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31	USD	7	7,429
9.63%, 09/15/32		6	6,331
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.73%, 12/15/29(a)(d)	EUR	100	117,954
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	9	9,321
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.56%, 07/01/29(a)(d)	EUR	200	236,661
Market Bidco Finco PLC, 5.50%, 11/04/27(d)	GBP	300	403,571
Ocado Group PLC, Series ., 11.00%, 06/15/30(d)		113	150,865
Tereos Finance Groupe I SA, 7.25%, 04/15/28(d)	EUR	300	364,238
United Natural Foods, Inc., 6.75%, 10/15/28(b)	USD	18	17,765
			2,737,536
Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		6	6,225
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Gas Utilities (continued)
Venture Global Plaque
6.50%, 01/15/34	USD	66	$ 66,000
6.75%, 01/15/36		69	69,000
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33		29	31,054
7.75%, 05/01/35		25	27,060
			199,339
Ground Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(b)		1,050	777,000
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
8.38%, 10/01/28(b)		126	131,513
(3-mo. EURIBOR + 3.88%), 5.87%, 01/15/31(a)(d)	EUR	100	118,537
Medline Borrower LP, 5.25%, 10/01/29(b)	USD	285	282,778
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		3	3,082
			535,910
Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)		8	8,242
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		63	61,435
CHS/Community Health Systems, Inc.(b)
5.63%, 03/15/27		49	48,264
6.00%, 01/15/29		4	3,847
5.25%, 05/15/30		180	159,615
4.75%, 02/15/31		16	13,678
10.88%, 01/15/32		52	55,113
Clariane SE, 7.88%, 06/27/30(d)	EUR	100	118,682
DaVita, Inc., 6.75%, 07/15/33(b)	USD	13	13,424
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR	134	169,763
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)	USD	16	15,863
LifePoint Health, Inc.(b)
9.88%, 08/15/30		31	33,533
11.00%, 10/15/30		94	103,700
8.38%, 02/15/32		29	30,901
10.00%, 06/01/32		18	18,570
Mehilainen Yhtiot OYJ, 5.13%, 06/30/32(d)	EUR	100	118,295
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)	USD	6	5,955
Star Parent, Inc., 9.00%, 10/01/30(b)		92	96,767
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)		116	118,205
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		38	39,195
			1,233,047
Health Care REITs — 1.8%
Diversified Healthcare Trust
0.00%, 01/15/26(b)(m)		2,745	2,662,381
4.75%, 02/15/28		8,637	7,980,676
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(d)	EUR	123	148,437
8.50%, 02/15/32(b)	USD	48	50,235
			10,841,729
Hotel & Resort REITs — 0.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		27	27,768
Pebblebrook Hotel Trust, 1.75%, 12/15/26(k)		1	945
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 06/15/33(b)		21	21,604
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Service Properties Trust
8.63%, 11/15/31(b)	USD	153	$ 164,256
8.88%, 06/15/32		24	24,678
			239,251
Hotels, Restaurants & Leisure — 0.6%
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(d)	EUR	100	115,439
Carnival Corp., 6.13%, 02/15/33(b)	USD	68	69,574
Deuce Finco PLC, 5.50%, 06/15/27(d)	GBP	100	136,057
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	42	40,228
6.75%, 01/15/30		6	5,537
Food Service Project SA, 5.50%, 01/21/27(d)	EUR	200	235,838
Fortune Star BVI Ltd.(d)
5.00%, 05/18/26	USD	200	196,250
3.95%, 10/02/26	EUR	200	226,840
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)	USD	39	40,713
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		2	2,012
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		50	39,277
Melco Resorts Finance Ltd.(d)
5.63%, 07/17/27		200	199,500
5.75%, 07/21/28		200	195,676
7.63%, 04/17/32		200	202,400
NCL Corp. Ltd.(b)
8.13%, 01/15/29		13	13,704
6.75%, 02/01/32		29	29,627
Pinnacle Bidco PLC, 10.00%, 10/11/28(d)	GBP	312	452,678
Sabre GLBL, Inc.(b)
8.63%, 06/01/27	USD	24	24,570
10.75%, 11/15/29		42	43,157
11.13%, 07/15/30		24	25,104
Sands China Ltd., 3.25%, 08/08/31		200	175,925
Station Casinos LLC, 6.63%, 03/15/32(b)		39	39,878
Stonegate Pub Co. Financing PLC(d)
10.75%, 07/31/29	GBP	100	142,302
(3-mo. EURIBOR + 6.63%), 8.77%, 07/31/29(a)	EUR	100	119,562
Studio City Co. Ltd., 7.00%, 02/15/27(d)	USD	200	200,377
TUI Cruises GmbH, 5.00%, 05/15/30(d)	EUR	100	118,464
Viking Cruises Ltd., 9.13%, 07/15/31(b)	USD	87	93,699
Wynn Macau Ltd.
5.63%, 08/26/28(b)		200	196,150
5.63%, 08/26/28(d)		200	196,150
			3,576,688
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.88%, 10/15/27		4	4,008
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		8	8,340
Empire Communities Corp., 9.75%, 05/01/29(b)		5	5,113
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		65	70,464
LGI Homes, Inc.(b)
8.75%, 12/15/28		6	6,237
7.00%, 11/15/32		14	13,325
Meritage Homes Corp., 1.75%, 05/15/28(k)		22	21,301
New Home Co., Inc., 9.25%, 10/01/29(b)		13	13,477
Newell Brands, Inc.
8.50%, 06/01/28(b)		12	12,603
7.00%, 04/01/46		650	555,321

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
STL Holding Co. LLC, 8.75%, 02/15/29(b)	USD	9	$ 9,403
Whirlpool Corp., 6.50%, 06/15/33		16	16,051
			735,643
Household Products — 0.0%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31(b)		5	4,540
Ontex Group NV, 5.25%, 04/15/30(d)	EUR	116	139,541
			144,081
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Dutch BV, 3.85%, 03/29/26(d)	USD	176	172,568
Greenko Power II Ltd., 4.30%, 12/13/28(d)		159	149,750
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		200	198,370
San Miguel Global Power Holdings Corp., (5-year CMT + 7.73%), 8.75%(a)(d)(i)		200	199,740
SK Battery America, Inc., 4.88%, 01/23/27(d)		230	230,764
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(i)		13	13,315
XPLR Infrastructure LP(b)(k)
0.00%, 11/15/25(m)		27	26,257
2.50%, 06/15/26		43	41,065
			1,031,829
Industrial Conglomerates — 0.0%
Enpro, Inc., 6.13%, 06/01/33(b)		12	12,268
Maxam Prill SARL, 07/15/30(c)(d)	EUR	197	230,664
			242,932
Insurance — 0.6%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	USD	8	8,113
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		139	136,443
6.75%, 10/15/27		165	164,903
7.38%, 10/01/32		102	105,143
AmWINS Group, Inc., 4.88%, 06/30/29(b)		32	31,098
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		13	13,298
Ardonagh Finco Ltd., 6.88%, 02/15/31(d)	EUR	266	321,965
AssuredPartners, Inc., 7.50%, 02/15/32(b)	USD	27	28,931
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)
7.25%, 02/15/31		107	110,800
8.13%, 02/15/32		65	67,601
HUB International Ltd.(b)
7.25%, 06/15/30		139	145,260
7.38%, 01/31/32		241	252,165
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(b)		43	45,577
Meiji Yasuda Life Insurance Co., (5-year CMT + 2.91%), 6.10%, 06/11/55(a)(d)		600	598,837
Nippon Life Insurance Co., (5-year CMT + 3.19%), 6.50%, 04/30/55(a)(b)		900	931,668
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		199	206,712
RLGH Finance Bermuda Ltd., 07/02/35(c)(d)		275	277,344
Sumitomo Life Insurance Co., (5-year CMT + 2.84%), 5.88%(a)(i)		200	196,554
Unipol Assicurazioni SpA, 4.90%, 05/23/34(d)	EUR	100	123,611
			3,766,023
Interactive Media & Services — 1.5%
iliad SA, 5.38%, 02/15/29(d)		200	247,255
Snap, Inc., 6.88%, 03/01/33(b)	USD	77	79,012
Security		Par (000)	Value
Interactive Media & Services (continued)
Telegram Group, Inc.(d)
7.00%, 03/22/26	USD	3,400	$ 3,391,598
9.00%, 06/05/30		5,000	5,000,000
United Group BV, 6.50%, 10/31/31(d)	EUR	100	119,017
			8,836,882
Internet Software & Services — 0.1%
eDreams ODIGEO SA, 4.88%, 12/30/30(d)		100	117,611
Engineering - Ingegneria Informatica - SpA(d)
11.13%, 05/15/28		116	144,349
8.63%, 02/15/30		100	126,021
Getty Images, Inc., 11.25%, 02/21/30(b)	USD	20	19,850
ION Trading Technologies SARL, 5.75%, 05/15/28(b)		200	192,969
Rakuten Group, Inc., 9.75%, 04/15/29(d)		200	219,076
			819,876
IT Services — 0.2%
Almaviva-The Italian Innovation Co. SpA(d)
10/30/30(c)	EUR	112	131,930
5.00%, 10/30/30		100	118,238
Amentum Holdings, Inc., 7.25%, 08/01/32(b)	USD	19	19,554
Atos SE(d)(j)
5.20%, 12/18/30	EUR	180	180,177
9.36%, 12/18/29		200	263,481
CA Magnum Holdings, 5.38%, 10/31/26(d)	USD	200	198,245
CACI International, Inc., 6.38%, 06/15/33(b)		26	26,831
Cedacri Mergeco SpA, (3-mo. EURIBOR + 4.63%), 6.77%, 05/15/28(a)(d)	EUR	100	117,796
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	USD	68	71,238
McAfee Corp., 7.38%, 02/15/30(b)		79	74,606
OVH Groupe SA, 4.75%, 02/05/31(d)	EUR	116	138,009
			1,340,105
Machinery — 0.2%
Chart Industries, Inc., 9.50%, 01/01/31(b)	USD	40	42,696
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		76	79,462
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 6.03%, 04/15/29(a)(d)	EUR	200	236,815
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	8	8,420
TK Elevator Holdco GmbH, 6.63%, 07/15/28(d)	EUR	270	318,842
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	295	294,793
			981,028
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
7.38%, 03/01/31		306	319,283
4.25%, 01/15/34		2	1,780
CSC Holdings LLC(b)
5.50%, 04/15/27		2,400	2,291,392
5.38%, 02/01/28		1,283	1,174,658
11.25%, 05/15/28		1,880	1,872,925
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)
5.88%, 08/15/27		50	49,837
10.00%, 02/15/31		48	46,600
DISH DBS Corp.(b)
5.25%, 12/01/26		66	59,895
5.75%, 12/01/28		55	47,609
DISH Network Corp., 11.75%, 11/15/27(b)		98	101,021
Gray Media, Inc.(b)
7.00%, 05/15/27		21	20,991
10.50%, 07/15/29		69	74,125
Midcontinent Communications, 8.00%, 08/15/32(b)		46	48,681
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)	USD	39	$ 39,398
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(d)(h)	EUR	232	187,325
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	197,859
Univision Communications, Inc.(b)
6.63%, 06/01/27		19	18,948
8.00%, 08/15/28		66	66,975
8.50%, 07/31/31		29	29,032
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(d)	GBP	100	140,121
Virgin Media Secured Finance PLC(d)
5.25%, 05/15/29		500	661,446
4.25%, 01/15/30		100	125,429
VZ Vendor Financing II BV, 2.88%, 01/15/29(d)	EUR	196	209,552
			7,784,882
Metals & Mining — 0.4%
Arsenal AIC Parent LLC, 11.50%, 10/01/31(b)	USD	125	140,117
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		169	170,364
Cleveland-Cliffs, Inc.
5.88%, 06/01/27		5	4,996
6.88%, 11/01/29(b)		25	24,613
JSW Steel Ltd., 3.95%, 04/05/27(d)		200	192,610
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)		139	130,036
New Gold, Inc., 6.88%, 04/01/32(b)		22	22,673
Novelis Corp.(b)
6.88%, 01/30/30		31	32,052
3.88%, 08/15/31		114	102,436
Pembroke Olive Downs Pty. Ltd., 11.50%, 02/18/30		1,100	1,070,344
Periama Holdings LLC, 5.95%, 04/19/26(d)		250	249,853
			2,140,094
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.0%
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/27		10	9,724
7.75%, 12/01/29		2	2,128
Starwood Property Trust, Inc., 6.50%, 07/01/30		12	12,394
			24,246
Office REITs — 1.0%
Alstria Office AG, 5.50%, 03/20/31(d)	EUR	200	239,878
Office Properties Income Trust, 9.00%, 03/31/29(b)	USD	5,700	5,552,848
			5,792,726
Oil, Gas & Consumable Fuels — 0.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		21	22,028
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		2	2,445
6.63%, 07/15/33		13	13,188
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(d)	GBP	337	475,542
Chord Energy Corp., 6.75%, 03/15/33(b)	USD	5	5,108
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		68	70,730
Civitas Resources, Inc., 8.38%, 07/01/28(b)		46	47,100
CNX Resources Corp., 7.25%, 03/01/32(b)		9	9,319
Comstock Resources, Inc., 6.75%, 03/01/29(b)		104	104,233
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		42	41,009
7.38%, 01/15/33		42	40,144
01/15/34(c)		29	29,018
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)	USD	22	$ 21,897
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		18	18,742
Diamondback Energy, Inc., 6.25%, 03/15/33		885	942,538
Enbridge, Inc.
6.70%, 11/15/53		530	573,198
(5-year CMT + 2.97%), 7.20%, 06/27/54(a)		15	15,410
(5-year CMT + 3.12%), 7.38%, 03/15/55(a)		15	15,585
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)		17	18,774
Energy Transfer LP
5.40%, 10/01/47		150	133,578
(5-year CMT + 2.83%), 7.13%, 10/01/54(a)		21	21,535
Excelerate Energy LP, 8.00%, 05/15/30(b)		13	13,704
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		2	2,030
8.25%, 01/15/29		11	11,503
8.88%, 04/15/30		22	23,359
7.88%, 05/15/32		25	25,994
8.00%, 05/15/33		17	17,774
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		8	8,112
Harvest Midstream I LP, 7.50%, 05/15/32(b)		28	29,573
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
8.38%, 11/01/33		101	104,796
6.88%, 05/15/34		25	23,946
7.25%, 02/15/35		10	9,779
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)		19	19,982
ITT Holdings LLC, 6.50%, 08/01/29(b)		9	8,559
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)		43	44,503
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		11	11,078
MPLX LP, 4.95%, 03/14/52		400	331,152
Nabors Industries, Inc., 7.38%, 05/15/27(b)		69	68,137
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		17	17,175
8.38%, 02/15/32		102	102,306
Noble Finance II LLC, 8.00%, 04/15/30(b)		2	2,036
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		116	117,031
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		13	13,463
Prairie Acquiror LP, 9.00%, 08/01/29(b)		11	11,458
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)		40	41,883
Sunoco LP, 6.25%, 07/01/33(b)		20	20,334
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(b)		41	42,139
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		3	2,907
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		4	4,161
Transocean, Inc.(b)
8.00%, 02/01/27		43	42,360
8.25%, 05/15/29		17	15,717
8.75%, 02/15/30		46	46,892
8.50%, 05/15/31		13	11,604
Valaris Ltd., 8.38%, 04/30/30(b)		54	55,403
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		89	96,955
8.38%, 06/01/31		115	119,443
9.88%, 02/01/32		72	77,757

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
7.75%, 07/31/29(b)	USD	10	$ 8,831
9.75%, 10/15/30		35	31,679
7.88%, 04/15/32(b)		48	41,041
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		18	17,881
Wintershall Dea Finance 2 BV, (5-year EURIBOR ICE Swap + 3.94%), 6.12%(a)(d)(i)	EUR	200	240,596
			4,556,154
Paper & Forest Products — 0.1%
Fiber Bidco SpA(d)
6.13%, 06/15/31		100	112,668
(3-mo. EURIBOR + 4.00%), 5.98%, 01/15/30(a)		100	114,562
Magnera Corp., 7.25%, 11/15/31(b)	USD	10	9,429
Sappi Papier Holding GmbH, 4.50%, 03/15/32(d)	EUR	305	352,921
			589,580
Passenger Airlines — 0.1%
American Airlines, Inc., 8.50%, 05/15/29(b)	USD	17	17,825
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(d)	EUR	200	233,835
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	USD	21	20,431
OneSky Flight LLC, 8.88%, 12/15/29(b)		14	14,577
			286,668
Personal Care Products — 1.7%
Beauty Health Co.(b)(k)
1.25%, 10/01/26		4,250	3,842,000
7.95%, 11/15/28		5,772	6,484,900
Opal Bidco SAS, 5.50%, 03/31/32(d)	EUR	100	120,151
			10,447,051
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)	USD	200	201,754
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		103	101,970
Dolcetto Holdco SpA, 07/14/32(c)(d)	EUR	102	121,054
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)	USD	16	16,937
Grifols SA, 7.13%, 05/01/30(d)	EUR	234	286,008
Gruenenthal GmbH, 4.63%, 11/15/31(d)		226	267,886
Nidda Healthcare Holding GmbH(d)
7.00%, 02/21/30		277	340,587
(3-mo. EURIBOR + 3.75%), 5.89%, 10/23/30(a)		100	118,130
Rossini SARL(d)
6.75%, 12/31/29		250	310,870
(3-mo. EURIBOR + 3.88%), 5.86%, 12/31/29(a)		60	71,654
			1,836,850
Real Estate Management & Development — 0.4%
Adler Financing SARL(h)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29		28	34,714
Series 1L, (8.25% PIK), 8.25%, 12/31/28		390	480,340
Aldar Properties PJSC, (5-year CMT + 2.04%), 6.62%, 04/15/55(a)(d)	USD	250	254,187
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)		38	35,700
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		7	7,113
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 4.51%), 7.13%(a)(i)	EUR	388	480,364
Citycon Treasury BV, 5.38%, 07/08/31(d)		300	363,238
CoreLogic, Inc., 4.50%, 05/01/28(b)	USD	118	112,558
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		20	21,477
Security		Par (000)	Value
Real Estate Management & Development (continued)
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(d)(j)	EUR	90	$ 99,638
Fantasia Holdings Group Co. Ltd.(d)(e)(l)
11.75%, 04/17/22	USD	710	19,525
12.25%, 10/18/22		200	5,500
Grand City Properties SA, (5-year EUR Swap + 2.18%), 1.50%(a)(d)(i)	EUR	100	114,134
Modern Land China Co. Ltd., (2.00% Cash and 9.00% PIK), 11.00%, 12/30/26(d)(e)(h)(l)	USD	— (n)	—
New Immo Holding SA, Series ., 2.75%, 11/26/26(d)	EUR	100	115,839
PCPD Capital Ltd., 5.13%, 06/18/26(d)	USD	200	187,640
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(h)	EUR	147	170,238
			2,502,205
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	14	13,622
Semiconductors & Semiconductor Equipment(k) — 0.0%
MKS, Inc., 1.25%, 06/01/30		24	23,652
ON Semiconductor Corp., 0.50%, 03/01/29		16	14,787
			38,439
Software — 1.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		268	263,783
Camelot Finance SA, 4.50%, 11/01/26(b)		2	1,969
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		69	71,934
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		53	43,071
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		258	260,403
9.00%, 09/30/29		243	251,876
8.25%, 06/30/32		379	403,343
CoreWeave, Inc., 9.25%, 06/01/30(b)		17	17,380
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		147	150,675
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		49	50,112
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(d)	EUR	125	152,324
IPD 3 BV, 5.50%, 06/15/31(d)		104	124,191
Skillz, Inc., 10.25%, 12/15/26(b)	USD	2,518	2,486,525
TeamSystem SpA(d)
07/01/31(c)	EUR	100	117,712
07/01/32(a)(c)		100	117,686
(3-mo. EURIBOR + 3.50%), 5.78%, 07/31/31(a)		100	117,976
UKG, Inc., 6.88%, 02/01/31(b)	USD	193	200,252
Veradigm, Inc., 0.88%, 01/01/27(k)		2,000	2,165,377
West Technology Group LLC, 8.50%, 04/10/27(b)		617	92,550
			7,089,139
Specialty Retail — 0.2%
Afflelou SAS, 6.00%, 07/25/29(d)	EUR	244	298,807
Bubbles Bidco SpA(d)
6.50%, 09/30/31		100	119,403
(3-mo. EURIBOR + 4.25%), 6.23%, 09/30/31(a)		100	118,162
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.40%, 07/15/31(a)(d)		128	151,532
Fressnapf Holding SE, 5.25%, 10/31/31(d)		101	120,180
Goldstory SAS, 6.75%, 02/01/30(d)		200	244,665
Staples, Inc., 10.75%, 09/01/29(b)	USD	9	8,518
			1,061,267
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC, 07/15/32(c)(d)	EUR	100	118,679
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
European TopSoho SARL, 4.00%, 09/21/21(d)(e)(l)	EUR	300	$ 185,364
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.03%, 07/01/29(a)(d)		200	236,709
Under Armour, Inc., 7.25%, 07/15/30(b)	USD	9	9,114
			549,866
Tobacco — 0.0%
BAT Capital Corp., 4.54%, 08/15/47		67	54,124
Trading Companies & Distributors — 0.0%
Gates Corp/DE, 6.88%, 07/01/29(b)		22	22,844
Transportation Infrastructure — 0.2%
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP	283	404,612
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(d)	CHF	265	328,567
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27	USD	200	193,226
Mobico Group PLC(d)
4.88%, 09/26/31	EUR	135	128,749
(5-year UK Government Bond + 4.14%), 4.25%(a)(i)	GBP	200	165,130
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 7.01%, 04/22/30(a)	EUR	100	118,010
			1,338,294
Water Utilities — 0.1%
Thames Water Utilities Finance PLC(d)
4.00%, 06/19/27	GBP	100	95,645
4.00%, 04/18/29	EUR	400	304,154
Thames Water Utilities Ltd., 0.00%, 03/22/27(b)(m)	GBP	3	3,751
			403,550
Wireless Telecommunication Services — 1.3%
Altice France SA, 5.13%, 07/15/29(b)	USD	200	165,305
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(h)		6,866	6,934,676
Odido Holding BV, 3.75%, 01/15/29(d)	EUR	173	201,493
Vmed O2 U.K. Financing I PLC, 5.63%, 04/15/32(d)		200	241,421
Zegona Finance PLC, 6.75%, 07/15/29(d)		237	296,623
			7,839,518
Total Corporate Bonds — 24.5% (Cost: $143,244,072)			146,697,468
Fixed Rate Loan Interests
Commercial Services & Supplies — 0.4%
Terraboost Media, Term Loan, (1.31% PIK), 10.00%, 08/21/26(f)(h)	USD	2,519	2,473,708
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(f)		2	—
Financial Services — 0.1%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		570	563,065
Health Care Equipment & Supplies — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		50	50,188
Security		Par (000)	Value
IT Services — 0.9%
X Corp., 2025 Fixed Term Loan, 10.33%, 10/26/29	USD	1,609	$ 1,563,417
X.AI LLC, Fixed Term Loan, 06/28/30(a)(o)		4,000	4,012,520
			5,575,937
Software — 0.1%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		215	216,613
Specialty Retail — 0.0%
Razor Group GmbH, 2023 Term Loan, (Defaulted), 0.00%, 11/30/28(e)(f)(l)		456	—
Wireless Telecommunication Services — 0.7%
Ligado Networks LLC, 2025 Fixed DIP Roll-Up Term Loan, 17.50%, 12/31/49		4,506	3,965,375
Total Fixed Rate Loan Interests — 2.2% (Cost: $13,479,441)			12,844,886
Floating Rate Loan Interests(a)
Aerospace & Defense — 1.8%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30		2,546	2,556,006
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 10/31/30		54	54,526
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR + 3.93%), 8.18%, 08/03/29		57	56,739
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		174	90,070
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.84%, 05/25/28		34	17,593
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		114	114,070
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		43	43,396
Engineering Research and Consulting LLC, 2024 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.00%), 9.29%, 08/29/31(f)		4,975	4,850,625
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 01/27/32		26	25,961
Kaman Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/26/32		32	32,197
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR at 0.75% Floor + 7.85%), 12.18%, 02/01/29		20	13,792
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/01/28		89	78,200
Propulsion BC Newco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/14/29		11	10,881
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 12/11/31(f)		16	15,637
Skydio, Inc., Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%, 2.75% PIK), 9.82%, 12/04/29(f)(h)		51	50,185

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
SMX Group LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 02/06/32	USD	2,463	$ 2,462,578
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31		243	243,928
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 01/19/32		87	87,457
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/22/30		13	12,878
			10,816,719
Automobile Components — 0.1%
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 02/23/29		23	21,345
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 05/06/30		164	163,249
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/28/32		79	79,050
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/02/31(f)		64	64,109
Garrett LX I SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.53%, 01/30/32(f)		5	5,006
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 06/04/31		113	113,178
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 9.44%, 01/31/28		21	18,951
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.42%, 11/17/28		59	57,466
			522,354
Beverages — 0.0%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 01/24/29		103	101,816
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.65%, 01/24/29		40	31,433
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30		27	12,546
Sazerac Co., Inc., Term Loan B, 06/25/32(f)(o)		52	51,935
			197,730
Biotechnology — 0.0%
DNAnexus, Inc.(f)
2024 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/18/29		5	4,950
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/18/29		25	24,750
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 11/15/28		120	120,152
			149,852
Security		Par (000)	Value
Broadline Retail — 0.5%
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.69%, 11/24/28(f)	USD	24	$ 23,682
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 03/15/30		3,164	3,063,982
			3,087,664
Building Products — 1.6%
Alpine Holding Corp., Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.30%, 08/01/30(f)		3,981	3,996,711
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/26/31		42	41,738
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/13/29		15	14,672
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.68%, 11/03/28		182	182,337
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 10/02/28		62	62,383
Porcelain Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.40%, 04/30/27(f)		1,207	1,041,366
Trulite Holding Corp., Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.29%, 03/01/30(f)		4,036	3,895,182
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 08/05/31		134	131,769
			9,366,158
Capital Markets — 2.0%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 08/02/28		93	93,233
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 02/15/31		103	101,843
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/09/30		30	30,593
Astra Acquisition Corp.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.5% Floor + 9.14%), 14.47%, 10/25/29(e)(f)(l)		4,702	—
2024 New Money Term Loan A, (Defaulted), 0.00%, 02/25/28		1,177	286,892
2024 Term Loan B, (Defaulted), 0.00%, 10/25/28		3,791	25,288
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 12/20/29		76	75,932
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/30/31		30	29,762
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/25/31		62	61,907
Beekeeper Buyer, Inc., 06/30/31(o)		3,009	2,978,975
Citadel Securities LP, 2024 First Lien Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 10/31/31		70	69,908
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/07/28		68	67,683
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/15/31	USD	72	$ 71,434
Foreside Financial, 2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.64%, 09/30/27(f)		337	336,926
GC Champion Acquisition LLC(f)
1st Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.27%, 08/21/28		48	47,210
1st Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.27%, 08/21/28		171	169,954
2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.25%), 9.27%, 08/21/28		2,836	2,810,075
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 12/15/31		110	110,229
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 10/21/31		36	35,865
Osaic Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 08/17/28		53	53,546
OVG Business Services LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/25/31(f)		18	17,632
Pico Quantitative Trade Holding LLC(f)
2021 Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.79%, 02/08/27		404	404,055
Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.75%, 02/08/27		439	441,095
Pico Quantitative Trading Holdings LLC, 2024 10th Amendment Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 7.25%), 11.84%, 02/08/27(f)		3,343	3,343,507
PMA Parent Holdings LLC, Term Loan, (3-mo. CME Term SOFR + 5.50%), 9.80%, 01/31/31(f)		87	87,934
			11,751,478
Chemicals — 0.2%
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 08/18/28		30	30,045
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.31%, 11/01/30		76	75,553
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.02%, 10/04/29		7	6,950
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 12/18/30		70	70,358
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 03/29/32		28	27,956
H.B. Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 02/15/30		45	45,450
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 02/18/30		29	28,275
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 10/07/31		25	22,693
Security		Par (000)	Value
Chemicals (continued)
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.32%, 07/03/28	USD	84	$ 76,321
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 11/26/31		60	59,625
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 03/29/28		96	95,891
Nouryon Finance BV, 2024 USD Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.51%, 04/03/28		58	58,140
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.06%), 7.35%, 04/08/31		73	68,689
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 10/09/31		24	23,701
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.30%, 06/20/31		109	107,770
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.32%, 08/02/30		96	94,724
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 09/22/28		69	69,022
			961,163
Commercial Services & Supplies — 2.5%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 10/24/30(f)		39	39,136
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 05/12/28		222	223,076
Alphasense, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.25%), 10.55%, 06/27/29(f)		4,167	4,131,250
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.66%, 11/16/28		30	30,007
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 06/22/30		118	118,160
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.18%, 09/07/27		60	59,776
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/01/32		39	38,867
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/09/28		57	57,599
Froneri U.S., Inc., 2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.24%, 09/30/31		214	211,252
Fusion Holding Corp.(f)
Revolver, (Prime + 5.25%), 12.75%, 09/15/27		17	17,166
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 10.55%, 09/14/29		225	219,945
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/01/29		78	78,000

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.82%, 03/03/32	USD	120	$ 119,900
Grant Thornton Advisors LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/02/31		23	22,651
Huckabee Acquisition LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.55%, 01/16/30(f)		73	73,266
INH Buyer, Inc.(f)
2021 Term Loan, (Defaulted), 0.00%, 06/28/28(e)(l)		3,118	617,293
2025 8th Amendment PIK Term Loan, (3-mo. CME Term SOFR + 8.50%), 12.90%, 06/28/28		101	100,995
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.07%, 10/17/30		31	30,703
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 10/30/28		78	70,605
NEP Group, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%), 7.84%, 08/19/26		10	9,178
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 03/11/32		125	124,843
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 10/13/30		39	38,611
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/07/32		85	84,049
Pueblo Mechanical and Controls LLC(f)
2022 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.30%, 08/23/28		489	483,291
2022 Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.30%, 08/23/27		39	38,779
2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.30%, 08/23/28		705	696,743
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 06/28/30		91	91,466
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 11/14/30		5	4,942
Stonebridge Cos. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.30%, 05/16/31		3,250	3,201,411
Streamland Media Midco LLC, 2025 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.03%, 04/02/29(f)		2	1,682
Summer BC Holdco B SARL, 2024 USD Term Loan B, 0.00%, 02/15/29		14	14,000
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 08/31/28		94	93,653
Topsail Debtco LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 12/27/30(f)		97	95,160
TouchTunes Music Group LLC, 2024 Incremental Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.05%, 04/02/29		3,572	3,431,015
Security		Par (000)	Value
Commercial Services & Supplies (continued)
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 11/02/27	USD	28	$ 26,617
Vestis Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/22/31		41	38,937
			14,734,024
Communications Equipment — 0.0%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 10/24/30		72	72,118
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.93%, 05/30/30		13	12,007
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.94%, 03/02/29		9	8,976
			93,101
Construction & Engineering — 2.4%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/01/30		179	148,956
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 11/03/31		15	14,962
HP PHRG Borrower LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 02/20/32(f)		5,000	4,968,750
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.58%, 12/18/28		19	19,602
LJ Avalon Holdings LLC(f)
2024 1st Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.50%), 9.03%, 02/01/30		350	351,389
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.07%, 02/01/30		23	23,090
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.07%, 02/01/30		56	56,403
Playpower, Inc.(f)
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.55%, 08/28/30		4,311	4,254,817
2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.55%, 08/28/30		633	626,559
Titan Home Improvement LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.08%, 05/31/30(f)		3,693	3,729,953
			14,194,481
Construction Materials — 0.7%
AHF Parent Holding, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.25%), 10.81%, 02/01/28		1,754	1,579,717
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31		74	74,399
Kellermeyer Bergensons Services LLC(f)
2023 6th Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 1.00%, 7.00% PIK), 12.43%, 11/06/28(h)		164	164,397
2024 Amendment No. 8 Term Loan, (3-mo. CME Term SOFR + 1.75%), 9.68%, 11/06/28		366	366,176
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction Materials (continued)
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.33%, 03/08/29	USD	33	$ 29,928
Oscar AcquisitionCo LLC, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 04/29/29		36	33,151
Potters Borrower LP, 2025 Repriced Term Loan B, (3- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 12/14/27		23	22,770
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 03/19/29		64	64,299
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/10/32		35	34,852
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/14/31		91	91,061
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 09/22/28		20	20,305
Thermostat Purchaser III, Inc., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 11.73%, 08/31/29(f)		1,388	1,387,806
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/19/29		161	159,359
			4,028,220
Consumer Discretionary — 0.6%
SellerX Germany GMBH & Co. KG
2024 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.26%, 10/28/26(f)		78	78,206
2025 Revolver, 12/31/28(o)		782	782,063
2025 Tranche A1 Term Loan, (Prime + 8.00%), 15.50%, 12/31/28(f)		736	736,059
2025 Tranche A2 Term Loan, (Prime + 8.00%), 15.50%, 12/31/28(f)		736	735,630
Thrasio LLC
2024 1st Out Take Back Term Loan, (1-mo. CME Term SOFR + 10.00%), 14.44%, 06/18/29		433	378,525
2024 2nd Out Take Back Term Loan, (Defaulted), 0.00%, 06/18/29(f)		1,254	957,039
			3,667,522
Consumer Finance(f) — 0.2%
Freedom Financial Network Funding LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 9.00%), 13.42%, 09/21/27		357	350,906
Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 9.00%), 13.43%, 09/21/27		119	116,969
Lucky U.S. Buyerco LLC
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.82%, 03/29/29		8	8,081
Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.80%, 03/29/29		85	83,579
Money Transfer Acquisition, Inc., Term Loan, (1-mo. CME Term SOFR + 8.25%), 12.68%, 12/14/27		393	384,178
			943,713
Security		Par (000)	Value
Consumer Staples Distribution & Retail — 0.1%
EG America LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 02/07/28	USD	17	$ 16,927
JP Intermediate B LLC, Term Loan, (Defaulted), 0.00%, 11/20/27(e)(f)(l)		1,442	608,792
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 10/03/31		28	28,072
			653,791
Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.06%, 11/29/30		182	182,529
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32		—	458
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 04/01/32		85	84,470
Colossus Acquireco LLC, Term Loan B, 06/11/32(o)		62	61,550
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 04/15/27		55	54,871
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 02/01/29		37	36,734
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/04/32		13	13,011
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 09/15/28		51	50,422
			484,045
Diversified Consumer Services — 2.2%
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 8.00%, 4.50% PIK), 16.80%, 12/09/29(h)		4,194	4,194,067
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/24/28		68	68,709
BW Holding, Inc., 2021 2nd Lien Term Loan, (Defaulted), 0.00%, 12/14/29(f)		3,079	1,228,497
Employ, Inc., Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.80%, 08/07/28(f)		250	246,200
Express Wash Acquisition Co. LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.46%, 04/10/31(f)		4,722	4,698,620
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 06/12/30		36	36,329
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.29%, 08/11/28		10	9,804
MSM Acquisitions, Inc.(f)
2021 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.33%, 12/09/26		83	74,561
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.33%, 12/09/26		357	322,140

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services (continued)
MSM Acquisitions, Inc.(f) (continued)
Revolver, (3-mo. CME Term SOFR + 6.00%), 10.33%, 12/09/26	USD	138	$ 124,375
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.33%, 12/09/26		1,084	976,679
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.78%, 07/25/30		30	29,893
PG Polaris BidCo SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 03/26/31		34	33,898
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 02/07/31		22	21,948
Pluralsight, Inc.(f)
2024 First Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%, 1.50% PIK), 8.83%, 08/22/29(h)		423	422,770
2024 Second Priority Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.83%, 08/22/29		688	687,557
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 10/04/30		68	68,743
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 11/30/30		28	27,936
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/31		107	106,288
			13,379,014
Diversified REITs — 0.5%
Greystone Affordable Housing Initiatives LLC, Delayed Draw Term Loan, (6-mo. CME Term SOFR at 1.25% Floor + 6.00%), 10.69%, 03/02/26(f)		2,800	2,786,000
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/20/30		32	31,946
			2,817,946
Diversified Telecommunication Services — 0.1%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.25%, 01/31/26(f)		79	73,256
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.83%, 09/27/29		31	29,801
Level 3 Financing, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 03/27/32		149	150,521
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/16/29		51	50,020
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.79%, 04/15/30		42	41,071
2024 Term Loan A, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 06/01/28		10	10,156
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.76%, 09/01/28		29	26,337
Radiate Holdco LLC, 2025 FLFO Term Loan, 09/25/29(o)		187	162,989
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Telesat LLC, Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.34%, 12/07/26	USD	13	$ 7,514
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.68%, 01/31/29		78	77,238
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.44%, 03/09/27		231	219,455
			848,358
Electric Utilities — 0.0%
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 04/16/31		68	68,273
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 12/20/30		60	59,616
			127,889
Electrical Equipment(f) — 0.0%
Sparkstone Electrical Group
Revolver, (3-mo. CME Term SOFR + 5.25%), 9.55%, 10/15/31		1	1,061
Term Loan, (3-mo. CME Term SOFR + 5.25%), 9.57%, 10/15/31		56	52,932
			53,993
Electronic Equipment, Instruments & Components — 0.1%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 06/20/31(f)		20	19,800
Coherent Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/02/29		88	88,295
ESO Solutions, Inc., Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.09%, 05/03/27(f)		304	302,162
			410,257
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 02/26/32		20	20,033
Entertainment — 0.1%
City Football Group Ltd., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 07/22/30		61	60,629
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/01/31		163	163,786
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 09/30/31		81	80,962
2024 Term Loan B2, 09/30/31(o)		41	40,893
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 10/19/26		78	78,332
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 11/12/29		64	60,918
NEP Group, Inc.
2018 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.59%, 10/19/26		141	73,984
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment (continued)
NEP Group, Inc. (continued)
2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.51%, 1.76% PIK), 9.34%, 08/19/26(h)	USD	26	$ 23,749
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.19%, 03/13/28		40	38,726
UFC Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 11/21/31		133	133,805
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/24/31		166	165,654
			921,438
Environmental, Maintenance & Security Service — 0.7%
MRO Parent Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.05%, 06/09/32		4,259	4,195,370
Financial Services — 8.1%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 12/21/28		63	63,438
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 02/13/32		55	54,702
Accordion Partners LLC(f)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.56%, 11/17/31		4	4,103
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.55%, 11/17/31		154	153,491
Accuserve Solutions, Inc., 2024 Incremental Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.53%, 03/15/30(f)		597	585,987
Apex Group Treasury LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 02/27/32		76	75,668
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/03/29		113	113,336
ARAS Corp.(f)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 04/13/27		560	560,278
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.80%, 04/13/29		3,583	3,586,954
Arrow Purchaser, Inc.(f)
Revolver, (1-mo. CME Term SOFR + 6.75%), 11.19%, 04/15/26		51	51,170
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.19%, 04/15/26		842	842,103
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		173	173,318
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31		206	206,420
CPI Holdco B LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 05/17/31		40	39,950
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/19/31		97	97,049
Security		Par (000)	Value
Financial Services (continued)
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.05%, 04/09/27	USD	138	$ 133,914
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.31%, 04/07/28		50	47,670
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/24/32		169	169,052
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/27/29		7	6,983
Foreside Financial, Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.73%, 09/30/27(f)		1,940	1,939,635
Foreside Financial Group LLC, 2021 Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.72%, 09/30/27(f)		26	26,441
GC Waves Holdings, Inc., 2024 Replacing Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.18%, 10/04/30(f)		3,858	3,896,414
Gryphon Debt Merger Sub, Inc., Term Loan B, 06/18/32(o)		39	38,968
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 01/31/30		15	14,850
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 04/18/30		9	9,019
HowlCo LLC, 2021 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%, 3.50% PIK), 10.93%, 10/22/27(f)(h)		1,152	1,127,134
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 02/15/31		100	100,533
IT Parent LLC(f)
2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.60%, 10/01/26		306	306,447
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.70%, 10/01/26		359	358,618
Term Loan, (3-mo. CME Term SOFR + 6.25%), 10.60%, 10/01/26		2,404	2,403,637
Nxgen Buyer, Inc., 2024 11th Amendment Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.08%, 11/01/27(f)		3,816	3,792,734
Oak Purchaser, Inc.(f)
2024 Delayed Draw Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.67%, 04/28/28		64	64,056
2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.72%, 04/28/28		262	263,759
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.72%, 04/28/28		1,439	1,453,545
Revolver, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.60%, 04/28/28		58	57,566
Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.72%, 04/28/28		2,159	2,180,317
Oasis Financial LLC, 2nd Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.50%), 12.94%, 07/05/26(f)		2,000	1,996,000
Orion US Finco, 1st Lien Term Loan, 05/20/32(o)		16	15,857

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
PREIT Associates, L.P., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.31%, 04/01/29	USD	4,435	$ 4,412,422
Rialto Management Group, LLC, 2024 Term Loan, (1- mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.33%, 12/05/30(f)		48	48,010
SitusAMC Holdings Corp., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.80%, 05/14/31(f)		4,937	4,922,370
Smarsh, Inc.(f)
2025 Repriced Revolver, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.04%, 02/16/29		41	40,427
2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.05%, 02/16/29		1,714	1,705,543
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 05/30/31		104	104,539
Wealth Enhancement Group LLC(f)
2021 August Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.30%, 10/02/28		1,170	1,162,397
2024 11th Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.29%, 10/02/28		3,521	3,496,547
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/31/28		15	14,916
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 03/05/32		30	29,832
Wharf Street Rating Acquisition LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.43%, 12/10/27(f)		3,832	3,840,814
Zilliant, Inc.(f)(h)
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%, 5.00% PIK), 11.43%, 12/21/27		321	308,028
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.00%, 5.00% PIK), 11.43%, 12/21/27		1,752	1,682,288
			48,779,249
Food Products — 0.1%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 10/25/27		232	232,583
H-Food Holdings LLC, 2025 Exit Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.83%, 03/29/30		12	11,759
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29		31	31,324
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.55%, 03/31/28		43	42,874
Security		Par (000)	Value
Food Products (continued)
UTZ Quality Foods LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/29/32	USD	94	$ 93,769
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 8.28%, 12/31/29		9	7,577
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.08%, 12/31/29		5	2,775
			422,661
Ground Transportation — 0.9%
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.86%), 6.19%, 08/06/27		30	29,255
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.05%, 04/10/31		215	214,138
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 06/30/28		54	45,067
2021 Term Loan C, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.04%, 06/30/28		11	8,847
Keep Truckin, Inc.(f)
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.69%, 04/08/27		500	502,000
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.69%, 04/08/27		988	992,046
Delayed Draw Term Loan 2, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.69%, 04/08/27		1,512	1,517,954
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.25%), 11.69%, 04/08/27		2,000	2,008,000
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.32%, 08/20/29		40	15,564
			5,332,871
Health Care Equipment & Supplies — 0.5%
Appriss Health LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.22%, 05/06/27(f)		691	690,686
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		39	39,251
2025 Term Loan B, 06/26/30(o)		103	103,169
Team Public Choices LLC, Second Lien Term Loan, (3-mo. CME Term SOFR + 9.00%), 13.54%, 12/18/28(f)		2,265	2,253,309
			3,086,415
Health Care Providers & Services — 5.5%
Alcami Corp.(f)
2022 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.41%, 12/21/28		5	5,163
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
Alcami Corp.(f) (continued)
2022 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.48%, 12/21/28	USD	69	$ 70,147
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.43%, 11/08/27		5	5,468
Aveanna Healthcare LLC
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 11.48%, 12/10/29		4,326	4,222,329
2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.18%, 07/17/28		4,836	4,722,951
BW NHHC Holdco, Inc.
2022 1st Lien Second Out Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%, 2.25% PIK), 12.30%, 01/15/26(h)		2,446	2,317,566
2022 2nd Lien Third Out Term Loan, (3-mo. CME Term SOFR + 12.00%), 16.30%, 11/15/26(f)		2,089	1,044,389
2022 Super Priority Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.80%, 01/15/26		426	426,221
2024 Term Loan B, (3-mo. CME Term SOFR at 2.00% Floor + 7.50%), 11.80%, 01/15/26(f)		2,240	2,239,500
Carering Health LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.33%, 05/04/28(f)		669	657,433
CBI-Gator Acquisition LLC(f)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.86%, 10/25/27		234	223,018
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.95%, 10/25/27		2,788	2,662,749
CHG Healthcare Services, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 09/29/28		55	55,275
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.78%, 11/08/32		60	60,413
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/26/31		33	32,955
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 05/01/31		148	147,607
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.28%, 08/01/29		75	74,932
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/01/28		110	109,861
EyeCare Partners LLC(h)
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.10%, 3.71% PIK), 8.84%, 11/30/28		26	20,660
2024 Third Out Term Loan C, (3-mo. CME Term SOFR + 6.85%, 10.32% PIK), 10.98%, 11/30/28(e)(l)		6	1,557
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 07/01/30		8	6,619
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.40%, 10/01/27		67	64,073
Security		Par (000)	Value
Health Care Providers & Services (continued)
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28	USD	25	$ 25,559
Ivyrehab Intermediate II LLC, 2024 2nd Amendment Tranche A Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.65%, 04/23/29(f)		98	97,048
IvyRehab Intermediate II LLC, 2025 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.40%, 04/23/29(f)		46	44,957
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.01%, 05/19/31		40	39,469
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.88%, 11/01/28		— (n)	23
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.38%, 11/01/29		80	33,734
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 10/23/28		381	381,350
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 10/27/28		65	65,635
Patriot Home Care, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.00%), 10.33%, 05/05/28(f)		2,882	2,834,468
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 8.29%, 06/02/28		121	118,177
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 07/03/28		6	6,417
PTSH Intermediate Holdings LLC(f)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.95%, 12/17/27		466	466,334
Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.95%, 12/17/27		2,451	2,450,526
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%, 4.75% PIK), 15.56%, 01/28/28(h)		3,586	2,570,009
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/19/31		27	26,887
RecordXTechnologies LLC, PIK Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.58%, 12/23/27(f)		4,527	4,527,143
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 09/27/30		47	46,800
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 12/19/30		75	75,491
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 08/01/31		22	21,867
			33,002,780
Health Care Technology — 1.0%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 02/15/29		308	307,505

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Technology (continued)
ESO Solutions, Inc.(f)
2024 Incremental Term Loan, (3-mo. CME Term SOFR + 7.00%), 11.09%, 05/03/27	USD	964	$ 958,885
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.09%, 05/03/27		3,696	3,677,838
Gainwell Acquisition Corp., 2nd Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.38%, 10/02/28(f)		994	947,093
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 11/03/31		47	46,733
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/22/29		22	22,143
			5,960,197
Hotels, Restaurants & Leisure — 3.5%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 09/20/30		104	103,906
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.93%, 03/11/30		10	9,614
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.93%, 03/11/30		11	10,737
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 05/31/30		54	53,637
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28		83	73,024
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 02/06/31		206	205,201
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 02/06/30		27	26,924
Carnival Corp.
2025 Term Loan (2027), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 08/08/27		11	10,908
2025 Term Loan (2028), (1-mo. CME Term SOFR at 0.75% Floor + 2.00%), 6.31%, 10/18/28		30	29,972
Crown Finance U.S., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 12/02/31		40	39,775
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/04/32		95	94,407
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/27/29		220	219,530
Flutter Financing B.V., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.05%, 11/30/30		170	169,766
Flutter Financing BV, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.30%, 06/04/32(f)		29	28,964
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/29		154	154,776
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 11/01/29	USD	41	$ 40,056
Gympass(f)
2024 2nd Amendment Delayed Draw Term Loan, (1-mo. CME Term SOFR + 6.00%), 7.69%, 08/29/29		4,809	4,857,519
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%, 3.25% PIK), 10.94%, 07/08/27(h)		280	283,078
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 05/27/32		46	46,278
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 11/08/30		97	97,568
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.83%, 12/15/27		84	83,497
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.56%, 04/14/29		101	101,384
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.55%, 08/01/30		10	9,866
Oravel Stays Singapore Pte. Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 8.00%), 12.30%, 01/08/30(f)		8,980	8,935,100
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.68%, 03/09/28		53	28,126
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/03/29		92	91,675
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 04/04/29		26	25,771
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 12/04/31		23	23,379
Showtime Acquisition LLC, 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.07%, 08/13/31(f)		4,987	4,942,613
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/01/31		22	21,835
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 03/14/31		121	121,609
Voyager Parent LLC, Term Loan B, 05/09/32(o)		60	59,317
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 08/03/28		55	54,649
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 05/24/30		61	61,209
			21,115,670
Household Durables — 1.0%
Bad Boy Mowers JV Acquisition LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.56%, 11/09/29(f)		68	68,716
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Homerenew Buyer, Inc.(f)
2025 SP Delayed Draw Term Loan, (3-mo. CME Term SOFR + 9.50%), 13.97%, 04/14/30	USD	418	$ 418,325
2025 Super Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 9.50%, 13.96% PIK), 13.96%, 04/14/30(h)		1,387	1,386,862
2025 Super Priority Term Loan 1, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%, 12.46% PIK), 12.46%, 04/14/30(h)		319	319,304
2025 Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 6.50%), 10.96%, 04/14/30		737	737,001
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 01/20/32		125	124,256
Hyphen Solutions LLC(f)
2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.43%, 10/27/26		1,455	1,454,738
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.43%, 10/27/26		1,441	1,440,394
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 09/26/31		29	28,843
Somnigroup International, Inc.
1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 10/24/31		6	6,010
2024 Term Loan B, 10/24/31(o)		23	23,414
Springs Windows Fashions, LLC, 2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.44%, 10/06/28		37	28,087
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, (1- mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 12/19/29		11	11,068
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.69%, 10/30/27		42	41,680
			6,088,698
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 07/31/30		83	83,676
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/31/31		37	36,837
Constellation Renewables LLC, 2020 Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.58%, 12/15/27		19	18,986
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 12/15/31		30	29,911
			169,410
Industrial Conglomerates — 0.0%
Beach Acquisition Bidco LLC, USD Term Loan B, 06/25/32(f)(o)		16	16,080
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.52%, 10/17/31		14	14,022
EMRLD Borrower LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31		83	83,177
Security		Par (000)	Value
Industrial Conglomerates (continued)
EMRLD Borrower LP (continued)
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 05/31/30	USD	106	$ 106,091
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3- mo. CME Term SOFR + 7.50%), 12.06%, 12/31/29		26	21,096
			240,466
Insurance — 1.2%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 09/19/31		346	346,050
AmWINS Group, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.58%, 01/30/32		161	161,219
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 12/29/31		108	108,344
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 02/14/31		229	229,405
Baldwin Insurance Group Holdings LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 05/26/31		85	84,739
Higginbotham Insurance Agency, Inc.(f)
2024 5th Amendment Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.83%, 11/24/28		2,403	2,402,629
2024 Amendment No 4 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.08%, 11/24/28		1,300	1,300,342
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.77%, 06/20/30		212	212,351
Integrity Marketing Acquisition LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.33%, 08/25/28(f)		1,511	1,511,412
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.03%, 03/15/30		51	51,160
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/15/31		132	131,969
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 05/06/31		145	144,462
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.05%, 05/06/32		34	34,042
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 09/29/30		91	90,644
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 11/21/29		173	172,885
			6,981,653
Interactive Media & Services — 1.1%
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 01/31/31		67	66,444
Kid Distro Holdings LLC(f)
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.18%, 10/01/27		355	355,274

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services (continued)
Kid Distro Holdings LLC(f) (continued)
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 4.75%), 9.18%, 10/01/27	USD	3,263	$ 3,263,026
Research Now Group, Inc., 2024 First Lien First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.59%, 07/15/28		2,770	2,751,507
TL Voltron Purchaser LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.58%, 12/31/30(f)		81	78,614
			6,514,865
Internet Software & Services — 0.8%
Research Now Group, Inc., 2024 First Lien Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.09%, 10/15/28		5,722	5,032,997
IT Services — 6.1%
Acquia, Inc.(f)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.43%, 10/30/26		36	35,951
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.41%, 10/30/26		481	480,902
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.69%, 01/31/28		76	72,485
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.68%, 08/19/28		59	58,683
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 09/19/30		15	14,574
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 09/19/30		127	122,907
Aventiv Technologies LLC, 2025 5th Amendment Incremental Bridge Loan, (3-mo. CME Term SOFR at 1.00% Floor + 10.00%), 14.52%, 03/25/26		3,000	3,082,500
Bynder Holding BV(f)
Term Loan Tranche A, (6-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.14%, 01/26/29		15	15,020
Term Loan Tranche B, (6-mo. CME Term SOFR at -5.00% Floor + 6.00%), 10.14%, 01/26/29		54	54,446
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.55%, 07/06/29		156	130,093
CivicPlus LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.83%, 08/23/30(f)		1,852	1,837,183
Clearwater Analytics LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 04/21/32(f)		46	45,943
Delivery Hero Finco LLC, 2024 USD Term Loan B, (3- mo. CME Term SOFR + 5.00%), 9.30%, 12/12/29		8,049	8,104,927
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 06/12/31		61	60,246
Emburse, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.55%, 05/28/32(f)		3,684	3,675,000
Epicor Software Corp., 2024 Term Loan E, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.08%, 05/30/31		152	152,464
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 06/27/31(f)		29	28,818
Security		Par (000)	Value
IT Services (continued)
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 05/30/31	USD	32	$ 31,704
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/09/29		82	82,012
Integratecom, Inc.(f)
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.20%, 12/15/27		103	99,121
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.22%, 12/15/27		132	127,363
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.20%, 12/15/27		1,616	1,555,664
Intercept Bidco, Inc., Term Loan, (1-day CME Term SOFR at 1.00% Floor + 6.00%), 10.32%, 06/03/30(f)		3,611	3,553,333
Madison Logic Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 7.50%), 11.43%, 12/30/28(f)		88	83,330
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.29%, 07/27/28		19	15,566
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.00%, % PIK), 11.54%, 07/27/28(h)		316	145,328
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.53%, 07/27/28		3,385	3,415,834
2024 Third Out Term Loan, (Defaulted), 0.00%, 07/27/28(e)(l)		1,222	283,057
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 06/17/31		105	105,037
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.58%, 06/17/32		15	14,696
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 07/01/31		30	28,669
Neon Maple U.S Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 11/17/31		76	75,899
Persado, Inc., Term Loan, (1-mo. CME Term SOFR at 1.80% Floor + 7.50%), 11.82%, 06/10/27(f)		103	107,631
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 10/26/30		43	43,077
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 07/16/31		77	77,050
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/31/31		179	179,444
Serrano Parent LLC, Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.71%, 05/13/30(f)		90	87,840
Shift4 Payments LLC, 2025 Term Loan, 05/07/32(o)		36	36,281
X Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.60%), 10.93%, 10/26/29		8,487	8,282,643
X.AI LLC, 1st Lien Term Loan, 06/28/30(o)		34	32,371
			36,435,092
Machinery — 0.8%
Aggreko Holdings, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 08/16/29		98	97,582
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 07/31/28	USD	114	$ 114,052
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.79%, 03/15/30		24	23,743
Filtration Group Corp., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/21/28		154	154,890
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/03/31		15	14,881
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.73%, 02/15/29		221	221,869
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 11/22/29		36	35,889
Madison IAQ LLC
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.56%, 05/06/32		77	77,162
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.76%, 06/21/28		189	188,896
Sonny’s Enterprises LLC(f)
2023 Restatement Date Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.95%, 08/05/28		3,777	3,580,466
2024 1st Amendment Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.93%, 08/05/28		93	32,196
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 04/05/29		89	88,859
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.24%, 04/30/30		125	124,957
Vertiv Group Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 03/02/27		129	129,139
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.66%, 12/17/28		44	19,021
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/27/31		83	83,503
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 6.44%, 10/04/28		20	20,382
			5,007,487
Media — 1.3%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.76%, 08/15/28		3,303	2,984,714
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 12/07/30		54	54,455
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 12/15/31		43	42,963
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.44%, 08/23/28		30	30,137
Security		Par (000)	Value
Media (continued)
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	USD	2,587	$ 2,517,097
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 01/18/28		18	17,540
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.54%, 08/02/27		18	17,756
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/03/30		31	31,542
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 02/21/31(f)		18	17,887
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.57%, 06/04/29		15	14,751
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 06/30/28		41	41,087
Speedster Bidco GmbH, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.55%, 12/10/31		115	115,215
Streamland Media Midco LLC(f)
2025 2nd Amendment First Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.06%, 04/02/29		29	28,952
2025 2nd Amendment Last Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.06%, 04/02/29		27	27,000
Second Restatement Date Initial First Out Term Loan, 04/02/29(o)		1	1,003
Suited Connector LLC(f)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.51%, 12/01/27		412	268,494
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.51%, 12/01/27		2,667	1,739,124
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.93%, 04/30/28		54	52,629
			8,002,346
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/22/30		15	14,969
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.52%, 12/21/28		104	103,714
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 10/04/30		11	11,674
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 02/11/30		40	39,900
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 04/01/32		30	30,107
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.07%, 04/07/32		16	16,111
New Fortress Energy, Inc., 2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 10/30/28		14	7,644

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 02/03/31	USD	10	$ 9,661
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/05/28		129	129,271
Palmdale Oil Co. Inc., Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.06%, 10/02/29(f)		99	98,651
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 06/16/32		12	11,983
			473,685
Paper & Forest Products — 0.0%
FSK Pallet Holding Corp., Term Loan, (3-mo. CME Term SOFR + 6.50%), 10.86%, 12/23/26(f)		94	93,609
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, 05/28/32(o)		33	33,182
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/21/31		76	75,766
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27		36	35,971
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.51%, 06/04/29		63	62,677
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.50%, 02/15/28		58	56,998
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.52%, 04/20/28		44	43,395
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 08/27/29		39	36,177
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 02/22/31		53	53,059
			397,225
Personal Care Products(f) — 0.2%
Supergoop LLC
Revolver, (1-mo. CME Term SOFR + 5.75%), 10.17%, 12/29/27		147	146,449
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.18%, 12/29/28		1,158	1,151,399
			1,297,848
Pharmaceuticals — 0.6%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.83%, 05/04/28		3,025	3,071,069
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 08/01/27		37	37,290
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.58%, 05/05/28		99	99,638
Opal U.S. LLC, USD Term Loan B, 04/28/32(o)		90	90,310
Security		Par (000)	Value
Pharmaceuticals (continued)
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 05/19/31	USD	24	$ 23,331
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29		28	28,118
Traack Technologies, Inc., Term Loan, (1-mo. CME Term SOFR + 7.50%), 11.93%, 09/15/25(f)		400	396,080
			3,745,836
Professional Services — 5.1%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 02/04/28		86	86,358
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/31		73	72,519
Applause App Quality, Inc.(f)
2024 7th Amendment Refinancing Revolver, (3-mo. CME Term SOFR at 1.50% Floor + 6.00%), 10.21%, 10/24/29		2	1,598
2024 7th Amendment Refinancing Term Loan, (3-mo. CME Term SOFR at 1.50% Floor + 6.00%), 10.30%, 10/24/29		81	79,919
BNP Paribas Emissions- und Handelsgesellschaft mbH, 2024 11th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.18%, 09/30/27(f)		626	622,626
Bullhorn, Inc.(f)
2020 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.33%, 10/01/29		4,064	4,033,511
2024 8th Amendment Delayed Draw Term Loan, (1-mo. CME Term SOFR + 5.00%), 9.33%, 10/01/29		544	539,483
Chronicle Bidco, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.26%, 04/15/31(f)		5,131	5,105,517
Compsych Investments Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.02%, 07/22/31(f)		3,300	3,332,793
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.61%), 10.94%, 06/04/29		30	29,070
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 06/02/28		93	92,129
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/28/28		145	145,002
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.28%, 03/01/31(f)		120	119,828
DTI Holdco, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.00%), 8.33%, 04/26/29		4,875	4,810,154
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 01/18/29		232	231,909
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 07/06/29		32	31,611
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.03%, 07/31/30		29	27,247
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Professional Services (continued)
HSI Halo Acquisition, Inc.(f)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.28%, 06/30/31	USD	71	$ 71,344
2024 Term Loan, (2-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.28%, 06/30/31		2,300	2,304,968
Job & Talent USA, Inc.(f)
3rd Incremental Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.33%, 08/17/25		1,969	1,994,250
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.33%, 08/17/25		492	498,562
Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.00%), 11.33%, 08/17/25		1,476	1,495,687
Lighthouse Parent Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.26%, 12/22/31(f)		60	58,244
Secretariat Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 02/28/32(f)		1,270	1,269,658
Security Services Acquisition Sub Corp.(f)
2024 12th Amendment Term Loan A, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.18%, 09/30/27		1,123	1,115,980
2024 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.75%), 10.18%, 09/30/27		2,227	2,213,845
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 05/12/28		43	42,198
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31		57	56,617
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 06/24/31		132	132,338
Vensure Employer Services, Inc.(f)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 9.05%, 09/29/31		— (n)	266
2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.05%, 09/29/31		89	88,047
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/26/31		102	101,095
			30,804,373
Real Estate Management & Development — 0.3%
1475 Holdings LLC, Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.58%, 01/18/30(f)		79	78,485
Cushman & Wakefield U.S. Borrower LLC, 2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 01/31/30		23	22,825
Greystone Affordable Housing Initiatives LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 6.50%), 10.94%, 03/08/27(f)		1,636	1,625,564
			1,726,874
Semiconductors & Semiconductor Equipment — 0.2%
Emerald Electronics Manufacturing Services, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.40%), 10.73%, 12/29/27(f)		1,362	939,325
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Emerald Technologies (U.S.) Acquisition., Inc., Revolver, (1-mo. CME Term SOFR + 6.00%), 10.58%, 12/29/26(f)	USD	516	$ 352,393
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 07/06/29		33	33,140
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.32%, 08/17/29		118	118,046
			1,442,904
Software — 3.7%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/24/31		174	174,208
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.78%, 08/15/29		57	46,897
Boxer Parent Co., Inc., 2025 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/30/31		163	161,464
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 06/17/30		64	63,487
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 01/23/32		153	153,121
Clever Devices Ltd.(f)
Revolver, (1-mo. CME Term SOFR + 6.00%), 10.33%, 06/12/30		148	147,446
Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.32%, 06/12/30		2,637	2,634,126
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29		244	244,146
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.05%, 03/21/31		132	132,262
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 10/08/29		31	27,997
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.18%, 10/08/28		80	76,669
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 12/09/31		214	214,066
Docupace Technologies LLC(f)
Delayed Draw Term Loan B, (3-mo. CME Term SOFR + 5.75%), 10.05%, 07/15/30		54	53,080
PIK Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.13%), 10.42%, 07/15/30		97	95,908
Term Loan, (3-mo. CME Term SOFR + 5.75%), 10.05%, 07/15/30		2,064	2,034,750
DS Admiral Bidco LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.55%, 06/26/31(f)		37	36,538
Elastic Path Software, Inc., Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.02%, 01/05/26(f)		1,342	1,342,496

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 10/09/29	USD	137	$ 137,594
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.08%, 11/22/32(f)		26	26,520
Firstup, Inc.(f)
Amendment No. 2 Term Loan, (3-mo. CME Term SOFR + 6.75%), 11.05%, 07/13/27		430	427,467
Term Loan, (3-mo. CME Term SOFR + 6.75%), 11.05%, 07/13/27		4,183	4,157,592
G-3 Apollo Acquisition Corp.(f)
Revolver, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.31%, 03/10/31		2	1,505
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.31%, 03/10/31		67	65,867
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 09/12/29		157	157,016
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 04/16/32		26	25,942
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/30/32		245	244,933
Honey Intermediate, Inc., Term Loan, (1-mo. CME Term SOFR + 2.88%, 3.38% PIK), 10.58%, 09/30/31(f)(h)		90	89,162
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 10/27/28		60	60,259
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 03/20/32		145	145,135
Lightspeed Solution LLC(f)
2025 2nd Amendment Incremental Term Loan, (1- mo. CME Term SOFR + 6.50%), 10.83%, 03/01/28		92	91,155
Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 10.83%, 03/01/28		28	27,413
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.50%), 10.83%, 03/01/28		417	414,352
LogicMonitor, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.78%, 11/11/31(f)		81	80,230
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29		124	120,258
MH Sub I LLC
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 05/03/28		31	29,100
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.58%, 12/31/31		30	25,714
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 12/17/27		18	17,344
Pluralsight, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 3.00%), 7.33%, 08/22/29(f)		226	226,415
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.33%, 08/31/28		152	152,180
2025 Fungible Term Loan, 08/31/28(o)		16	16,002
Security		Par (000)	Value
Software (continued)
QXO, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 04/30/32	USD	23	$ 22,802
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.26%), 7.56%, 04/24/28		94	93,441
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		10	9,960
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		6	5,700
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.43%, 06/30/28		2	2,245
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		45	44,930
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 11/15/29		14	13,345
Spartan Bidco Pty. Ltd., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.50%, 0.00% PIK), 10.93%, 01/24/28(f)(h)		2,139	2,131,169
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 05/09/31		167	167,344
Thunder Purchaser, Inc.(f)
2024 Incremental Delayed Draw Term Loan, (3-mo. CME Term SOFR + 5.75%), 9.70%, 06/30/28		690	679,821
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.70%, 06/30/28		387	380,700
2024 Refinancing Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.95%, 06/30/28		3,057	3,029,802
UKG, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 02/10/31		251	252,166
Voyage Australia Pty. Ltd., USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.03%, 07/20/28		14	14,084
VS Buyer LLC, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.02%, 04/12/31		180	181,107
West Technology Group LLC, 2023 Term Loan B3, (3- mo. CME Term SOFR + 4.00%), 8.53%, 04/10/27		1,010	531,271
			21,937,703
Specialty Retail — 1.9%
Cart.Com, Inc., Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 7.75%), 12.08%, 05/30/29(f)		5,000	4,975,000
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.43%, 12/01/28		7	5,974
Hanna Andersson LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.63%, 07/02/26(f)		2,944	2,944,375
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 04/23/31		49	48,666
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.33%, 05/04/28		156	156,221
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.18%, 02/11/28		37	36,635
Razor Group GmbH(f)
2023 Delayed Draw Term Loan, (Defaulted), 0.00%, 11/30/28(e)(l)		4,335	884,394
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail (continued)
Razor Group GmbH(f) (continued)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 09/15/27	USD	93	$ 141,865
Restoration Hardware, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.94%, 10/20/28		40	38,668
Syndigo LLC, 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.00%), 12.54%, 12/15/28(f)		2,000	1,960,000
			11,191,798
Technology Hardware, Storage & Peripherals — 0.7%
Sumup Holdings Luxembourg, 2024 Delayed Draw Term Loan A, (3-mo. CME Term SOFR at 1.50% Floor + 6.50%), 10.83%, 04/22/31(f)		4,000	4,032,000
Textiles, Apparel & Luxury Goods — 1.5%
James Perse Enterprises, Inc.(f)
Revolver, (6-mo. CME Term SOFR + 6.25%), 10.28%, 09/02/27		173	173,333
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.31%, 09/02/27		4,000	4,000,000
WH Borrower LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.07%, 02/20/32		5,000	4,992,700
			9,166,033
Trading Companies & Distributors — 0.1%
Core & Main LP
2024 Term Loan D, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 07/27/28		120	120,350
2024 Term Loan E, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.27%, 02/09/31		35	34,578
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.28%, 01/29/31		113	110,115
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 06/17/31		24	24,259
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 05/12/30		30	29,889
Herc Holdings, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 06/02/32		15	15,044
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.29%, 10/28/27		38	29,002
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.58%, 06/30/29(f)(h)		42	25,203
			388,440
Transportation Infrastructure — 0.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 09/23/31		155	154,792
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.81%, 07/01/31		62	62,649
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 07/01/31		98	97,993
Security		Par (000)	Value
Transportation Infrastructure (continued)
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.68%, 12/15/26	USD	109	$ 108,216
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.30%, 03/18/30		15	14,546
			438,196
Wireless Telecommunication Services — 1.2%
GOGO Intermediate Holdings LLC, Term Loan B, (1- mo. CME Term SOFR at 0.75% Floor + 3.86%), 8.19%, 04/30/28		44	43,088
Ligado Networks LLC, 2025 New Money DIP Term Loan, 12/31/49(o)		2,725	2,382,773
OpenMarket, Inc., 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.75%), 10.05%, 06/11/29		4,913	4,906,502
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 01/25/31		92	92,440
			7,424,803
Total Floating Rate Loan Interests — 64.2% (Cost: $405,506,359)			385,160,497
Foreign Agency Obligations
Mongolia — 0.0%
Mongolia Government International Bonds, 3.50%, 07/07/27(d)		200	186,962
Pakistan — 0.1%
Pakistan Government International Bonds, 6.00%, 04/08/26(d)		300	295,350
Sri Lanka — 0.1%
Sri Lanka Government International Bonds(b)
4.00%, 04/15/28		89	83,668
3.35%, 01/15/30(j)		94	83,944
3.60%, 03/15/33(j)		185	149,309
5.10%, 06/15/35(j)		125	85,165
3.85%, 05/15/36(j)		87	70,403
3.85%, 02/15/38(j)		173	141,234
			613,723
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34(d)		250	260,781
Total Foreign Agency Obligations — 0.2% (Cost: $1,293,736)			1,356,816

	Shares
Investment Companies
Equity(e) — 0.3%
Hearthside Equity	671	12,816
Igloo Parent Holdings LLC, (Acquired 05/09/25, Cost: $1,902,849)(f)(g)(p)	21	1,632,335
		1,645,151

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Fixed Income — 0.4%
Invesco Senior Loan ETF	51,000	$ 1,066,920
iShares JP Morgan USD Emerging Markets Bond ETF(p)	18,476	1,711,247
		2,778,167
Total Investment Companies — 0.7% (Cost: $4,986,432)		4,423,318

		Par (000)
Preferred Securities
Capital Trusts — 4.2%
Automobiles — 0.0%
Volkswagen International Finance NV, 5.99%(a)(d)(i)	EUR	100	118,918
Banks(a)(i) — 0.5%
Axis Bank Ltd., 4.10%(d)	USD	200	194,000
BPER Banca SpA, 6.50%(d)	EUR	200	241,490
Cooperatieve Rabobank UA, 4.38%(d)		200	234,881
HDFC Bank Ltd., 3.70%(d)	USD	200	193,530
Industrial & Commercial Bank of China Ltd., 3.20%(d)		400	392,592
ING Groep NV, 8.00%(d)		200	212,514
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)		200	196,900
PNC Financial Services Group, Inc., Series W, 6.25%		600	616,936
Standard Chartered PLC(d)
7.63%		200	202,010
7.88%		400	416,236
Wells Fargo & Co., 6.85%		16	16,813
			2,917,902
Building Products — 0.1%
Nationwide Building Society, 7.50%(a)(d)(i)	GBP	200	277,083
Capital Markets(a) — 0.1%
Brookfield Finance, Inc., 6.30%, 01/15/55	USD	45	43,063
Nomura Holdings, Inc., (c)(i)		200	202,550
			245,613
Consumer Finance — 0.1%
American Express Co., 3.55%(a)(i)		440	429,724
Diversified Telecommunication Services(a)(d) — 0.1%
British Telecommunications PLC
5.13%, 10/03/54	EUR	116	142,088
8.38%, 12/20/83	GBP	107	157,390
Telefonica Europe BV, 6.75%(i)	EUR	300	388,282
			687,760
Electric Utilities(a) — 0.1%
AES Corp., 7.60%, 01/15/55	USD	19	19,562
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55		9	9,311
Dominion Energy, Inc.
6.63%, 05/15/55		10	10,149
Series B, 7.00%, 06/01/54		355	380,891
			419,913
Financial Services(a)(i) — 2.8%
Bank of America Corp., 6.63%		90	93,209
Barclays PLC
8.00%		4,150	4,353,047
9.63%		1,240	1,377,278
Citigroup, Inc.
Series BB, 7.20%		1,250	1,288,853
Security		Par (000)	Value
Financial Services (continued)
Citigroup, Inc. (continued)
Series CC, 7.13%	USD	60	$ 61,843
Series DD, 7.00%		15	15,767
Series EE, 6.75%		1,229	1,238,050
Series FF, 6.95%		15	15,320
Credit Agricole SA, 5.88%(d)	EUR	100	116,766
Deutsche Bank AG, 7.38%(d)		200	245,229
Goldman Sachs Group, Inc., 6.85%	USD	1,155	1,191,946
HSBC Holdings PLC, 7.05%		400	404,622
Mitsubishi UFJ Financial Group, Inc., 8.20%		425	459,293
NatWest Group PLC
7.50%	GBP	200	272,444
8.13%	USD	2,210	2,383,825
Royal Capital BV, 5.00%(d)		200	199,000
Sumitomo Mitsui Financial Group, Inc., 6.45%		300	293,942
UBS Group AG(b)
6.85%		200	200,878
7.75%		960	1,010,652
Series NC10, 9.25%		1,301	1,504,491
			16,726,455
Independent Power and Renewable Electricity Producers(a)(b)(i) — 0.0%
NRG Energy, Inc., 10.25%		93	103,270
Vistra Corp., 7.00%		67	67,806
			171,076
Insurance — 0.0%
NN Group NV, 5.75%(a)(d)(i)	EUR	200	233,425
Metals & Mining — 0.0%
Prysmian SpA, Series ., 5.25%(a)(d)(i)		175	211,559
Multi-Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(a)(b)	USD	16	16,004
Oil, Gas & Consumable Fuels(a) — 0.1%
Eni SpA, 4.50%(d)(i)	EUR	100	118,679
Var Energi ASA, 7.86%, 11/15/83(d)		300	387,840
Venture Global LNG, Inc., 9.00%(b)(i)	USD	215	209,023
			715,542
Passenger Airlines — 0.0%
Air France-KLM, Series ., 5.75%(a)(d)(i)	EUR	100	116,981
Pharmaceuticals — 0.1%
Bayer AG, 5.38%, 03/25/82(a)(d)		400	473,663
Real Estate Management & Development(d)(i) — 0.0%
Heimstaden Bostad AB, 2.63%(a)		116	129,810
NWD Finance BVI Ltd.(e)(l)
4.13%	USD	200	53,100
5.25%		200	57,500
			240,410
Transportation Infrastructure — 0.0%
La Poste SA, 5.00%(a)(d)(i)	EUR	100	121,094
Utilities(a)(d)(i) — 0.2%
Electricite de France SA
5.13%		200	241,495
6.00%	GBP	500	685,544
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Utilities (continued)
Electricite de France SA (continued)
7.38%	GBP	100	$ 138,616
Enel SpA, 4.25%	EUR	100	118,902
			1,184,557
			25,307,679

	Shares
Preferred Stocks — 1.2%
Broadline Retail — 0.5%
StubHub, Series K, 12/31/49(e)(f)	3,000	3,215,027
Construction Materials — 0.0%
Kellermeyer Bergensons Pref(e)(f)	45,118	1,412
Consumer Discretionary — 0.2%
SellerX Germany GMBH & Co. KG, Series Z(e)(f)	4,707,471	1,388,704
Consumer Finance — 0.0%
WorldRemit Ltd., Series X(e)(f)	136	15,174
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30(e)	8	1,376
Insurance — 0.0%
Alliant Cali, Inc., (Acquired 09/24/24, Cost: $83,725), 12/31/79(f)(g)	85	89,040
Interactive Media & Services(e)(f)(g) — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $681,004)	6,215	1,442,129
Streamland Media Holdings LLC, (Acquired 03/31/25, Cost: $42,479)	264	12,711
		1,454,840
IT Services(e)(f) — 0.0%
Veritas Kapital Assurance PLC
Series G	219	4,928
Series G-1	161	3,623
		8,551
Professional Services — 0.2%
Job and Talent Holding Ltd., (Acquired 02/12/25, Cost: $213,159), 0.00%(e)(f)(g)	18,083	948,050
Specialty Retail(e)(f) — 0.0%
Razor Group GmbH
Class A, 09/30/28(l)	3,182,164	32
Common Unit, 09/30/28	31,821	—
		32
		7,122,206
Total Preferred Securities — 5.4% (Cost: $33,052,628)		32,429,885
Security	Shares	Value
Rights
Capital Markets — 0.0%
Core Scientific, Inc., (Expires 01/23/27, Strike Price USD 5.02)	328,331	$ 21,342
Total Rights — 0.0% (Cost: $78,799)		21,342
Warrants
Capital Markets — 0.0%
Pico Quantitative Trade Holding LLC, (Issued 02/07/20, Expires 02/07/30)(e)(f)(q)	142	25,864
Consumer Finance — 0.0%
WorldRemit Ltd., Series D, (Issued/Exercisable 02/11/21, 1,596 Shares for 1 Warrant, Expires 02/11/31, Strike Price USD 37.59)(e)(f)	1,596	1,348
Consumer Staples Distribution & Retail(e)(f) — 0.0%
SellerX restructure - Elevate common shares, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)	373	—
SellerX restructure - Elevate super senior warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)	1,527	—
SellerX restructure - SellerX common warrants, (Exercisable 07/25/23, 1 Shares for 1 Warrant, Expires 12/31/49, Strike Price USD 1.00)	527	—
		—
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(e)	129	—
Interactive Media & Services — 0.0%
Research Now, Inc., (Issued 07/15/24, Exercisable 07/15/29, Expires 07/15/29, Strike Price USD 37.72)(e)	2,857	357
Media — 0.0%
Suited Connector LLC, (Issued/Exercisable 03/06/23, 1 Share for 1 Warrant, Expires 03/06/33, Strike Price USD 33.71)(e)(f)	20,348	—
Software — 0.0%
Grey Orange, (Issued/Exercisable 05/06/22, 1 Share for 1 Warrant, Expires 05/06/32, Strike Price USD 28.93)(e)(f)	460	92

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail(e)(f) — 0.0%
Razor Group GmbH, (Issued/Exercisable 03/24/23, 568 Shares for 1 Warrant, Expires 04/28/30, Strike Price EUR 6,306.84)	14	$ —
Razor Group GmbH, (Issued/Exercisable 04/30/21, 1,854 Shares for 1 Warrant, Expires 04/30/28, Strike Price EUR 911.97)	46	—
		—
Total Warrants — 0.0% (Cost: $30)		27,661
Total Long-Term Investments — 106.2% (Cost: $658,695,992)		636,545,565
Short-Term Securities
Money Market Funds — 6.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(p)(r)	38,552,736	38,552,736
Total Short-Term Securities — 6.4% (Cost: $38,552,736)		38,552,736
Total Investments — 112.6% (Cost: $697,248,728)		675,098,301
Liabilities in Excess of Other Assets — (12.6)%		(75,421,132)
Net Assets — 100.0%		$ 599,677,169

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,197,788, representing 0.7% of its net assets as of period end, and an original cost of $4,936,850.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(k)	Convertible security.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Zero-coupon bond.
(n)	Rounds to less than 1,000.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Affiliate of the Fund.
(q)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(r)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 73,339,862	$ —	$ (34,787,126)(a)	$ —	$ —	$ 38,552,736	38,552,736	$ 422,234	$ —
Igloo Parent Holdings LLC	—	1,902,849	—	—	(270,514)	1,632,335	21	—	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,645,104	—	—	—	66,143	1,711,247	18,476	37,581	—
				$ —	$ (204,371)	$ 41,896,318		$ 459,815	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	10	09/19/25	$ 1,143	$ 32,954
U.S. Long Bond	8	09/19/25	923	31,051
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
2-Year U.S. Treasury Note	45	09/30/25	$ 9,362	$ 37,255
5-Year U.S. Treasury Note	521	09/30/25	56,797	622,583
				723,843
Short Contracts
10-Year U.S. Treasury Note	436	09/19/25	48,887	(1,065,254)
Ultra U.S. Treasury Bond	19	09/19/25	2,260	(103,050)
				(1,168,304)
				$ (444,461)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	60,000	USD	69,154	Barclays Bank PLC	07/17/25	$ 1,593
GBP	220,000	USD	299,437	Morgan Stanley & Co. International PLC	07/17/25	2,566
						4,159
USD	330,693	CHF	270,000	Morgan Stanley & Co. International PLC	07/17/25	(10,233)
USD	32,936,818	EUR	28,370,000	Deutsche Bank AG	07/17/25	(514,700)
USD	127,840	EUR	110,000	Morgan Stanley & Co. International PLC	07/17/25	(1,863)
USD	40,633	GBP	30,000	Goldman Sachs International	07/17/25	(549)
USD	8,396,194	GBP	6,170,000	State Street Bank and Trust Co.	07/17/25	(73,618)
USD	424,512	EUR	370,000	JPMorgan Chase Bank N.A.	09/17/25	(13,547)
						(614,510)
						$ (610,351)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.44.V1	5.00%	Quarterly	06/20/30	B	USD	34,025	$ 2,614,242	$ 995,392	$ 1,618,850

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Faurecia SE	5.00%	Quarterly	Goldman Sachs International	06/20/29	BB-	EUR	49	$ 3,890	$ 4,630	$ (740)
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	D	EUR	75	(13,996)	(12,904)	(1,092)
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	80	4,928	5,236	(308)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	114	17,483	14,606	2,877
SES S.A.	1.00	Quarterly	Bank of America N.A.	12/20/29	NR	EUR	27	(1,123)	(1,962)	839
SES S.A.	1.00	Quarterly	Barclays Bank PLC	12/20/29	NR	EUR	28	(1,165)	(1,840)	675
SES S.A.	1.00	Quarterly	Barclays Bank PLC	06/20/30	NR	EUR	39	(2,172)	(2,372)	200
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	40	6,087	5,563	524
								$ 13,932	$ 10,957	$ 2,975

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$ 995,392	$ —	$ 1,618,850	$ —
OTC Swaps	30,035	(19,078)	5,115	(2,140)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 723,843	$ —	$ 723,843
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	4,159	—	—	4,159
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	1,618,850	—	—	—	—	1,618,850
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	35,150	—	—	—	—	35,150
	$ —	$ 1,654,000	$ —	$ 4,159	$ 723,843	$ —	$ 2,382,002
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 1,168,304	$ —	$ 1,168,304
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	614,510	—	—	614,510
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	21,218	—	—	—	—	21,218
	$ —	$ 21,218	$ —	$ 614,510	$ 1,168,304	$ —	$ 1,804,032

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (32,281)	$ —	$ 1,075,535	$ —	$ 1,043,254
Forward foreign currency exchange contracts	—	—	—	(4,226,131)	—	—	(4,226,131)
Options purchased(a)	—	—	(126,963)	—	(853,641)	—	(980,604)
Options written	—	—	44,802	—	445,839	—	490,641
Swaps	—	(862,534)	—	—	—	—	(862,534)
	$ —	$ (862,534)	$ (114,442)	$ (4,226,131)	$ 667,733	$ —	$ (4,535,374)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,563,531)	$ —	$ (1,563,531)
Forward foreign currency exchange contracts	—	—	—	(1,101,872)	—	—	(1,101,872)
Options purchased(b)	—	—	—	—	495,099	—	495,099
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Options written	$ —	$ —	$ —	$ —	$ (257,651)	$ —	$ (257,651)
Swaps	—	3,108,156	—	—	—	—	3,108,156
	$ —	$ 3,108,156	$ —	$ (1,101,872)	$ (1,326,083)	$ —	$ 680,201

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$69,372,180
Average notional value of contracts — short	67,879,805
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	40,505,272
Average amounts sold — in USD	2,968,321
Options:
Average value of option contracts purchased	65,866
Average value of option contracts written	37,638
Credit default swaps:
Average notional value — buy protection	9,900,000
Average notional value — sell protection	31,692,776
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 92,539	$ 158,747
Forward foreign currency exchange contracts	4,159	614,510
Swaps — centrally cleared	122,452	—
Swaps — OTC(a)	35,150	21,218
Total derivative assets and liabilities in the Statement of Assets and Liabilities	254,300	794,475
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(214,991)	(158,747)
Total derivative assets and liabilities subject to an MNA	$ 39,309	$ 635,728

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 839	$ (839)	$ —	$ —	$ —
Barclays Bank PLC	2,468	(2,468)	—	—	—
BNP Paribas SA	17,483	—	—	—	17,483
Deutsche Bank AG	6,087	(6,087)	—	—	—
Goldman Sachs International	9,866	(1,597)	—	—	8,269
Morgan Stanley & Co. International PLC	2,566	(2,566)	—	—	—
	$ 39,309	$ (13,557)	$ —	$ —	$ 25,752

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 1,962	$ (839)	$ —	$ —	$ 1,123
Barclays Bank PLC	4,212	(2,468)	—	—	1,744
Deutsche Bank AG	528,696	(6,087)	—	—	522,609
Goldman Sachs International	1,597	(1,597)	—	—	—
JPMorgan Chase Bank N.A.	13,547	—	—	—	13,547
Morgan Stanley & Co. International PLC	12,096	(2,566)	—	—	9,530
State Street Bank and Trust Co.	73,618	—	—	—	73,618
	$ 635,728	$ (13,557)	$ —	$ —	$ 622,171

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 41,345,348	$ —	$ 41,345,348
Common Stocks
Biotechnology	599,357	—	—	599,357
Broadline Retail	—	—	—	—
Construction & Engineering	187	—	—	187
Construction Materials	—	—	—	—
Consumer Discretionary	—	794	—	794
Diversified Consumer Services	—	—	37,201	37,201
Entertainment	—	—	23,496	23,496
Financial Services	—	—	49,577	49,577
Ground Transportation	—	34	68,250	68,284
Health Care Providers & Services	—	51,015	15	51,030
Health Care Technology	2,756,287	—	—	2,756,287
Household Durables	6,143,620	—	521,453	6,665,073
Industrial Conglomerates	—	9,168	—	9,168
IT Services	—	—	26,870	26,870
Media	288,900	—	—	288,900
Real Estate Management & Development	—	—	—	—
Retail REITs	—	1,656,690	—	1,656,690
Trading Companies & Distributors	—	—	5,430	5,430
Corporate Bonds	—	146,697,468	—	146,697,468
Fixed Rate Loan Interests	—	10,371,178	2,473,708	12,844,886
Floating Rate Loan Interests	—	132,809,954	252,350,543	385,160,497
Foreign Agency Obligations	—	1,356,816	—	1,356,816
Investment Companies
Equity	—	12,816	1,632,335	1,645,151
Fixed Income	2,778,167	—	—	2,778,167
Preferred Securities
Capital Trusts	—	25,307,679	—	25,307,679
Preferred Stocks	—	1,376	7,120,830	7,122,206
Rights	21,342	—	—	21,342
Warrants	—	357	27,304	27,661
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 38,552,736	$ —	$ —	$ 38,552,736
Unfunded Floating Rate Loan Interests(a)	—	16	63,650	63,666
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(4,791)	(67,398)	(72,189)
	$51,140,596	$359,615,918	$264,333,264	$675,089,778
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 1,623,965	$ —	$ 1,623,965
Foreign Currency Exchange Contracts	—	4,159	—	4,159
Interest Rate Contracts	723,843	—	—	723,843
Liabilities
Credit Contracts	—	(2,140)	—	(2,140)
Foreign Currency Exchange Contracts	—	(614,510)	—	(614,510)
Interest Rate Contracts	(1,168,304)	—	—	(1,168,304)
	$(444,461)	$1,011,474	$—	$567,013

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $67,500,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Investment Companies	Preferred Stocks
Assets
Opening balance, as of December 31, 2024	$ 1,000,000	$ 1,352,233	$ 85,458	$ 3,646,756	$ 258,529,849	$ —	$ 5,491,882
Transfers into Level 3(a)	—	—	—	687	1,527,513	—	—
Transfers out of Level 3(b)	(1,000,000)	—	(85,458)	(744,541)	(1,898,505)	—	—
Accrued discounts/premiums	—	—	—	(5,036)	422,802	—	—
Net realized gain (loss)	—	504,192	—	42,341	(8,424,894)	—	45,637
Net change in unrealized appreciation (depreciation)(c)(d)	—	(353,920)	—	45,536	2,296,044	(270,514)	520,461
Purchases	—	614,570	—	48,760	50,703,322	1,902,849	1,644,344
Sales	—	(1,384,783)	—	(560,795)	(50,805,588)	—	(581,494)
Closing balance, as of June 30, 2025	$ —	$ 732,292	$ —	$ 2,473,708	$ 252,350,543	$ 1,632,335	$ 7,120,830
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(d)	$ —	$ (229,677)	$ —	$ 4,633	$ (4,528,298)	$ (270,514)	$ 520,461

	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of December 31, 2024	$ (88,115)	27,419	$ 270,045,482
Transfers into Level 3(a)	1	—	1,528,201
Transfers out of Level 3(b)	—	(286)	(3,728,790)
Accrued discounts/premiums	—	—	417,766
Net realized gain (loss)	—	—	(7,832,724)
Net change in unrealized appreciation (depreciation)(c)(d)	84,366	171	2,322,144

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Schedule of Investments (unaudited)(continued)
June 30, 2025
BlackRock Credit Strategies Fund

	Unfunded Floating Rate Loan Interests	Warrants	Total
Purchases	$ —	—	$ 54,913,845
Sales	—	—	(53,332,660)
Closing balance, as of June 30, 2025	$ (3,748)	27,304	$ 264,333,264
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025(d)	$ 50,168	171	$ (4,453,056)

(a)
As of December 31, 2024, the Fund used observable inputs in determining the value of certain investments. As of June 30, 2025, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)
As of December 31, 2024, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2025, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(d)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $53,840,285.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Floating Rate Loan Interests	$200,294,149	Income	Discount Rate	8% - 20%	10%
		Market	Revenue Multiple	0.20x -1.40x	0.67x
			EBITDA	4.00x - 11.25x	6.18x

Common Stocks	585,539	Market	EBITDA	12.75x	—
			Revenue Multiple	0.20x -1.40x	0.43x

Fixed Rate Loan Interests	2,473,708	Income	Discount Rate	12%	—

Preferred Stocks	7,112,279	Income	Discount Rate	10% - 16%	16%
		Market	Revenue Multiple	0.50x - 3.10x	1.11x
			Time to Exit	2.0 years	—
			Volatility	45%	—
			EBITDA	4.00x - 11.25x	4.01x
			Discount for lack of marketability	15%	—

Warrants	27,304	Market	Revenue Multiple	3.10x - 5.00x	4.91x
			Time to Exit	1.0 - 2.0 years	1.9 years
			Volatility	45% -60%	46%
			Discount for lack of marketability	10%-15%	10%
	$210,492,979

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
See notes to consolidated financial statements.
Consolidated Schedule of Investments

Consolidated Statement of Assets and Liabilities (unaudited)
June 30, 2025

BlackRock Credit Strategies Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 633,201,983
Investments, at value — affiliated(b)	41,896,318
Cash pledged:
Futures contracts	1,810,000
Centrally cleared swaps	2,783,000
Foreign currency, at value(c)	1,269,453
Receivables:
Investments sold	4,114,790
Capital shares sold	1,855,438
Dividends — unaffiliated	3,725
Dividends — affiliated	109,889
Interest — unaffiliated	8,469,113
Variation margin on futures contracts	92,539
Variation margin on centrally cleared swaps	122,452
Swap premiums paid	30,035
Unrealized appreciation on:
Forward foreign currency exchange contracts	4,159
OTC swaps	5,115
Unfunded floating rate loan interests	63,666
Deferred offering costs	36,571
Prepaid expenses	213,122
Total assets	696,081,368
LIABILITIES
Bank overdraft	2,335,962
Payables:
Investments purchased	21,016,161
Accounting services fees	63,531
Bank borrowings	67,500,000
Capital shares redeemed	175,000
Custodian fees	90,664
Deferred foreign capital gain tax	6,983
Income dividend distributions	3,110,939
Interest expense and fees	287,904
Investment advisory fees	539,624
Offering costs	59,883
Trustees’ and Officer’s fees	473
Recoupment of past waived fees	12,821
Other accrued expenses	18,424
Professional fees	161,317
Service and distribution fees	93,016
Transfer agent fees	64,833
Variation margin on futures contracts	158,747
Swap premiums received	19,078
Unrealized depreciation on:
Forward foreign currency exchange contracts	614,510

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2025
BlackRock Credit Strategies Fund
OTC swaps	$ 2,140
Unfunded floating rate loan interests	72,189
Total liabilities	96,404,199
Commitments and contingent liabilities
NET ASSETS	$ 599,677,169
NET ASSETS CONSIST OF
Paid-in capital	$ 691,313,750
Accumulated loss	(91,636,581)
NET ASSETS	$ 599,677,169
(a) Investments, at cost—unaffiliated	$654,794,937
(b) Investments, at cost—affiliated	$42,453,791
(c) Foreign currency, at cost	$1,263,996
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2025

BlackRock Credit Strategies Fund
NET ASSET VALUE
Institutional
Net assets	$ 442,588,719
Shares outstanding	53,026,501
Net asset value	$ 8.35
Shares authorized	Unlimited
Par value	$0.001
Class A
Net assets	$ 107,105,970
Shares outstanding	12,784,262
Net asset value	$ 8.38
Shares authorized	Unlimited
Par value	$0.001
Class J
Net assets	$ 484,325
Shares outstanding	57,937
Net asset value	$ 8.36
Shares authorized	Unlimited
Par value	$0.001
Class U
Net assets	$ 49,298,860
Shares outstanding	5,899,464
Net asset value	$ 8.36
Shares authorized	Unlimited
Par value	$0.001
Class W
Net assets	$ 199,295
Shares outstanding	23,787
Net asset value	$ 8.38
Shares authorized	Unlimited
Par value	$0.001
See notes to consolidated financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Statement of Operations (unaudited)
Six Months Ended June 30, 2025

BlackRock Credit Strategies Fund
INVESTMENT INCOME
Dividends — unaffiliated	$397,709
Dividends — affiliated	459,815
Interest — unaffiliated	24,422,523
Non-cash dividends — unaffiliated	320,595
Payment-in-kind interest — unaffiliated	4,684,527
Other income — unaffiliated	1,006,420
Foreign taxes withheld	(2,641)
Total investment income	31,288,948
EXPENSES
Investment advisory	3,161,185
Service and distribution — class specific	593,482
Transfer agent — class specific	267,468
Professional	234,744
Trustees and Officer	81,387
Custodian	72,717
Registration	63,018
Accounting services	49,488
Offering	46,613
Printing and postage	32,479
Recoupment of past waived and/or reimbursed fees — class specific	12,821
Miscellaneous	70,771
Total expenses excluding interest expense	4,686,173
Interest expense and fees — unaffiliated	1,484,591
Total expenses	6,170,764
Less:
Fees waived and/or reimbursed by the Manager	(15,797)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(2,286)
Total expenses after fees waived and/or reimbursed	6,152,681
Net investment income	25,136,267
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,812,663)
Forward foreign currency exchange contracts	(4,226,131)
Foreign currency transactions	1,079,345
Futures contracts	1,043,254
Options written	490,641
Payment by affiliate	9,490
Swaps	(862,534)
(11,278,598)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,190,741
Investments — affiliated	(204,371)
Forward foreign currency exchange contracts	(1,101,872)
Foreign currency translations	28,545
Futures contracts	(1,563,531)
Options written	(257,651)
Swaps	3,108,156
Unfunded floating rate loan interests	79,519
3,279,536
Net realized and unrealized loss	(7,999,062)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,137,205
See notes to consolidated financial statements.
Consolidated Financial Statements

Statement of Changes in Net Assets

	BlackRock Credit Strategies Fund
	Six Months Ended 06/30/25 (unaudited)(a)	Year Ended 12/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$25,136,267	$50,666,326
Net realized loss	(11,278,598)	(2,836,896)
Net change in unrealized appreciation (depreciation)	3,279,536	(6,656,436)
Net increase in net assets resulting from operations	17,137,205	41,172,994
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(19,571,221)(c)	(38,557,760)
Class A	(4,493,925)(c)	(9,133,532)
Class J	(20,302)(c)	(6,794)
Class U	(1,955,822)(c)	(4,139,338)
Class W	(8,101)(c)	(18,311)
Decrease in net assets resulting from distributions to shareholders	(26,049,371)	(51,855,735)
CAPITAL SHARE TRANSACTIONS
Shares sold and issued	62,660,463	219,162,300
Reinvestment of distributions	6,746,378	14,491,229
Shares redeemed	(67,135,379)	(78,363,818)
Net increase in net assets derived from capital share transactions	2,271,462	155,289,711
NET ASSETS
Total increase (decrease) in net assets	(6,640,704)	144,606,970
Beginning of period	606,317,873	461,710,903
End of period	$599,677,169	$606,317,873

(a)	Consolidated Statements of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to consolidated financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Consolidated Statement of Cash Flows (unaudited)
Six Months Ended June 30, 2025

BlackRock Credit Strategies Fund
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$17,137,205
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	155,348,733
Purchases of long-term investments	(183,145,003)
Net proceeds from sales of short-term securities	15,877,755
Amortization of premium and accretion of discount on investments and other fees	(2,034,826)
Paid-in-kind income, including non-cash dividends	(5,005,122)
Premiums paid on closing options written	(26,133)
Premiums received from options written	70,935
Net realized loss on investments and options written	8,458,977
Net unrealized appreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(1,770,098)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	84,227
Dividends — unaffiliated	(2,393)
Interest — unaffiliated	478,209
Variation margin on futures contracts	88,149
Variation margin on centrally cleared swaps	(122,452)
Swap premiums paid	(17,735)
Prepaid expenses	101,035
Other assets	101,352
Deferred offering costs.	46,613
Increase (Decrease) in Liabilities
Payables
Accounting services fees	24,228
Custodian fees	32,907
Deferred foreign capital gain tax	6,983
Interest expense and fees	68,665
Investment advisory fees	(4,320)
Trustees’ and Officer’s fees	(141)
Recoupment of past waived fees	12,821
Other accrued expenses	(8,392)
Professional fees	(33,528)
Service and distribution fees	(4,623)
Transfer agent fees	34,733
Variation margin on futures contracts	97,239
Variation margin on centrally cleared swaps	(18,093)
Swap premiums received	(2,310)
Net cash provided by operating activities	5,875,597
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(19,735,875)
Payments for offering costs	(28,769)
Payments for bank borrowings	(61,000,000)
Net payments on redemption of capital shares	(67,122,067)
Proceeds from bank borrowings	78,500,000
Increase in bank overdraft	2,335,962
Proceeds from issuance of capital shares	62,583,267
Net cash used for financing activities	(4,467,482)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	6,001
Consolidated Financial Statements

Consolidated Statement of Cash Flows (unaudited) (continued)
Six Months Ended June 30, 2025
BlackRock Credit Strategies Fund
CASH AND FOREIGN CURRENCY
Net increase in restricted and unrestricted cash and foreign currency	$1,414,116
Restricted and unrestricted cash and foreign currency at beginning of period	4,448,337
Restricted and unrestricted cash and foreign currency at end of period	$5,862,453
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,415,926
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$6,746,378
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Cash pledged
Futures contracts	$1,810,000
Centrally cleared swaps	2,783,000
Foreign currency at value	1,269,453
$5,862,453
See notes to consolidated financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund
	Institutional
	Six Months Ended 06/30/25(a) (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of period	$8.47	$8.63	$8.48	$9.96	$10.41	$10.24
Net investment income(b)	0.36	0.81	0.88	0.63	0.55	0.53
Net realized and unrealized gain (loss)	(0.11)	(0.14)	0.13	(1.43)	(0.28)	0.25
Net increase (decrease) from investment operations	0.25	0.67	1.01	(0.80)	0.27	0.78
Distributions(c)
From net investment income	(0.37)(d)	(0.83)	(0.86)	(0.68)	(0.67)	(0.49)
From net realized gain	—	—	—	—	(0.05)	(0.12)
Return of capital	—	—	(0.00)(e)	—	—	—
Total distributions	(0.37)	(0.83)	(0.86)	(0.68)	(0.72)	(0.61)
Net asset value, end of period	$8.35	$8.47	$8.63	$8.48	$9.96	$10.41
Total Return(f)
Based on net asset value	3.07%(g)(h)	8.06%	12.36%	(8.17)%	2.58%	8.09%
Ratios to Average Net Assets(i)
Total expenses(j)	1.88%(k)(l)	1.72%	2.00%	2.20%(m)	2.12%	2.90%
Total expenses after fees waived and/or reimbursed	1.87%(k)(l)	1.71%	1.99%	2.19%(m)	2.11%	2.59%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.36%(k)(l)	1.35%	1.36%	1.57%(m)	1.66%	1.66%
Net investment income	8.63%(k)	9.48%	10.15%	7.09%	5.30%	5.40%
Supplemental Data
Net assets, end of period (000)	$442,589	$445,710	$321,744	$293,515	$285,729	$128,769
Borrowings outstanding, end of period (000)	$67,500	$50,000	$7,450	$55,850	$73,250	$39,500
Asset coverage, end of period per $1,000 of bank borrowings	$9,884	$13,126	$62,975	$8,699	$6,846	$5,432
Portfolio turnover rate	25%	45%	35%	55%	55%	77%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Amount is greater than $(0.005) per share.
(f)
Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists

(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21	Year Ended 12/31/20

Expense ratios	1.88%	N/A	N/A	2.13%	1.93%	N/A

(k)	Annualized.
(l)
Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 1.89%, 1.88% and 1.37% respectively.

(m)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/orreimbursed and excluding interest expense and fees would have been 2.18%, 2.18% and 1.55%, respectively.

See notes to consolidated financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class A
	Six Months Ended 06/30/25(a) (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21	Period from 04/01/20(b) to 12/31/20

Net asset value, beginning of period	$8.50	$8.65	$8.50	$9.97	$10.42	$8.48
Net investment income(c)	0.33	0.76	0.82	0.57	0.47	0.33
Net realized and unrealized gain (loss)	(0.11)	(0.14)	0.13	(1.44)	(0.28)	2.03
Net increase (decrease) from investment operations	0.22	0.62	0.95	(0.87)	0.19	2.36
Distributions(d)
From net investment income	(0.34)(e)	(0.77)	(0.80)	(0.60)	(0.59)	(0.30)
From net realized gain	—	—	—	—	(0.05)	(0.12)
Return of capital	—	—	(0.00)(f)	—	—	—
Total distributions	(0.34)	(0.77)	(0.80)	(0.60)	(0.64)	(0.42)
Net asset value, end of period	$8.38	$8.50	$8.65	$8.50	$9.97	$10.42
Total Return(g)
Based on net asset value	2.68%(h)(i)	7.44%	11.53%	(8.87)%	1.82%	28.09%(i)
Ratios to Average Net Assets(j)
Total expenses(k)	2.54%(l)(m)	2.40%	2.71%	2.87%(n)	2.84%	3.35%(l)
Total expenses after fees waived and/or reimbursed	2.53%(l)(m)	2.40%	2.70%	2.87%(n)	2.82%	3.25%(l)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	2.02%(l)(m)	2.03%	2.06%	2.25%(n)	2.39%	2.38%(l)
Net investment income	7.94%(l)	8.79%	9.45%	6.34%	4.57%	4.45%(l)
Supplemental Data
Net assets, end of period (000)	$107,106	$112,309	$95,592	$97,062	$116,182	$46,313
Borrowings outstanding, end of period (000)	$67,500	$50,000	$7,450	$55,850	$73,250	$39,500
Asset coverage, end of period per $1,000 of bank borrowings	$9,884	$13,126	$62,975	$8,699	$6,846	$5,432
Portfolio turnover rate	25%	45%	35%	55%	55%	77%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Amount is greater than $(0.005) per share.
(g)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(h)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)	Not annualized.
(j)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21	Period from 04/01/20(b) to 12/31/20

Expense ratios	N/A	N/A	N/A	2.80%	2.65%	N/A

(l)	Annualized.
(m)
Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been  2.55%, 2.54% and 2.03% respectively.

(n)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.85%, 2.85% and 2.23%, respectively.

See notes to consolidated financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class J
	Six Months Ended 06/30/25(a) (unaudited)	Period from 11/19/24(b) to 12/31/24

Net asset value, beginning of period	$8.48	$8.63
Net investment income(c)	0.34	0.08
Net realized and unrealized loss	(0.11)	(0.11)
Net increase (decrease) from investment operations	0.23	(0.03)
Distributions from net investment income	(0.35)(e)	(0.12)
Net asset value, end of period	$8.36	$8.48
Total Return(f)
Based on net asset value	2.80%(g)(h)	(0.40)%(h)
Ratios to Average Net Assets(i)
Total expenses	2.27%(j)(k)	2.71%(j)(l)
Total expenses after fees waived and/or reimbursed	2.26%(j)(k)	2.70%(j)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.75%(j)(k)	2.07%(j)
Net investment income	8.23%(j)	7.85%
Supplemental Data
Net assets, end of period (000)	$484	$491
Borrowings outstanding, end of period (000)	$67,500	$50,000
Asset coverage, end of period per $1,000 of bank borrowings	$9,884	$13,126
Portfolio turnover rate	25%	45%(m)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(g)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)
Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been  2.28%, 2.27% and 1.76% respectively.

(l)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.69%, 2.68% and 2.05%, respectively.

(m)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to consolidated financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class U
	Six Months Ended 06/30/25(a) (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Net asset value, beginning of period	$8.48	$8.64	$8.50	$9.97	$10.51
Net investment income(c)	0.33	0.75	0.81	0.58	0.20
Net realized and unrealized gain (loss)	(0.11)	(0.14)	0.13	(1.45)	(0.38)
Net increase (decrease) from investment operations	0.22	0.61	0.94	(0.87)	(0.18)
Distributions(d)
From net investment income	(0.34)(e)	(0.77)	(0.80)	(0.60)	(0.31)
From net realized gain	—	—	—	—	(0.05)
Return of capital	—	—	(0.00)(f)	—	—
Total distributions	(0.34)	(0.77)	(0.80)	(0.60)	(0.36)
Net asset value, end of period	$8.36	$8.48	$8.64	$8.50	$9.97
Total Return(g)
Based on net asset value	2.69%(h)(i)	7.33%	11.41%	(8.87)%	(1.74)%(i)
Ratios to Average Net Assets(j)
Total expenses(k)	2.66%(l)(m)	2.46%	2.81%	2.88%(n)	2.80%(l)
Total expenses after fees waived and/or reimbursed	2.66%(l)(m)	2.45%	2.80%	2.88%(n)	2.80%(l)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	2.14%(l)(m)	2.09%	2.17%	2.24%(n)	2.47%(l)
Net investment income	7.85%(l)	8.75%	9.34%	6.54%	4.23%(l)
Supplemental Data
Net assets, end of period (000)	$49,299	$47,606	$44,169	$39,203	$26,076
Borrowings outstanding, end of period (000)	$67,500	$50,000	$7,450	$55,850	$73,250
Asset coverage, end of period per $1,000 of bank borrowings	$9,884	$13,126	$62,975	$8,699	$6,846
Portfolio turnover rate	25%	45%	35%	55%	55%(o)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Amount is greater than $(0.005) per share.
(g)
Where applicable, assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists

(h)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)	Not annualized.
(j)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Expense ratios	2.67%	N/A	N/A	2.82%	2.54%

(l)	Annualized.
(m)
Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.67%, 2.66% and 2.15% respectively.

(n)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.87%, 2.86% and 2.23%, respectively.

(o)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to consolidated financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Credit Strategies Fund (continued)
	Class W
	Six Months Ended 06/30/25(a) (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Net asset value, beginning of period	$8.50	$8.65	$8.50	$9.97	$10.51
Net investment income(c)	0.33	0.76	0.82	0.57	0.22
Net realized and unrealized gain (loss)	(0.11)	(0.14)	0.13	(1.44)	(0.40)
Net increase (decrease) from investment operations	0.22	0.62	0.95	(0.87)	(0.18)
Distributions(d)
From net investment income	(0.34)(e)	(0.77)	(0.80)	(0.60)	(0.31)
From net realized gain	—	—	—	—	(0.05)
Return of capital	—	—	(0.00)(f)	—	—
Total distributions	(0.34)	(0.77)	(0.80)	(0.60)	(0.36)
Net asset value, end of period	$8.38	$8.50	$8.65	$8.50	$9.97
Total Return(g)
Based on net asset value	2.68%(h)(i)	7.44%	11.53%	(8.87)%	(1.74)%(i)
Ratios to Average Net Assets(j)
Total expenses(k)	2.54%(l)(m)	2.38%	2.69%	2.87%(n)	2.70%(l)
Total expenses after fees waived and/or reimbursed	2.53%(l)(m)	2.37%	2.69%	2.87%(n)	2.70%(l)
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	2.02%(l)(m)	2.02%	2.05%	2.25%(n)	2.45%(l)
Net investment income	7.97%(l)	8.83%	9.44%	6.35%	4.64%(l)
Supplemental Data
Net assets, end of period (000)	$199	$202	$206	$202	$237
Borrowings outstanding, end of period (000)	$67,500	$50,000	$7,450	$55,850	$73,250
Asset coverage, end of period per $1,000 of bank borrowings	$9,884	$13,126	$62,975	$8,699	$6,846
Portfolio turnover rate	25%	45%	35%	55%	55%(o)

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Amount is greater than $(0.005) per share.
(g)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. The Fund is a continuously offered closed-end fund, the Shares of which are offered at net asset value. No secondary market for the Fund’s Shares exists.

(h)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(i)	Not annualized.
(j)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Six Months Ended 06/30/25 (unaudited)	Year Ended 12/31/24	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Period from 07/12/21(b) to 12/31/21

Expense ratios	N/A	N/A	N/A	2.80%	2.37%

(l)	Annualized.
(m)
Offering costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.55%, 2.54% and 2.02% respectively.

(n)
Includes non-recurring expenses of offering costs. Without these costs, total expense, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense and fees would have been 2.86, 2.85% and 2.24%, respectively.

(o)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to consolidated financial statements.
Financial Highlights

Notes to Consolidated Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Credit Strategies Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is registered as a diversified, closed-end management investment company that has elected to operate as an interval fund. The Fund is organized as a Delaware statutory trust. The Fund engages in a continuous offering of shares and will offer to make quarterly repurchases of shares at net asset value (“NAV”), reduced by any applicable repurchase fee. The Fund determines and makes available for publication the NAV of its shares on a daily basis. The Fund’s shares are offered for sale daily through its Distributor (defined below) at the then-current NAV plus any applicable sales load. The price of the shares during the Fund’s continuous offering will fluctuate over time with the NAV of the shares. The sales load payable by each investor depends upon the amount invested in each share class by the investor in the Fund but may range from 0.00% to 3.50%.
The Fund offers five classes of shares designated as Institutional Shares, Class A Shares, Class J Shares, Class U Shares and Class W Shares. Each class of shares have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except that Class A, Class U and Class W Shares bear expenses related to the shareholder servicing and distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of CREDX Subsidiary, LLC (the "Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold investments that may produce non-qualifying income for tax purposes and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $25,864, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Fund (the “Board”), the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Consolidated Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’ s investments are valued at fair value (also referred to as “market value” within the consolidated  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information,
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Credit Strategies Fund	1475 Holdings LLC	$21,429	$ 21,103	$21,405	$ 302
	Accordion Partners LLC	21,629	21,630	21,543	(87)
	Accordion Partners LLC	17,166	17,080	17,097	17
	Accuserve Solutions, Inc.	504,332	504,332	495,254	(9,078)
	Alcami Corp.	9,498	9,498	9,498	—
	Alphasense, Inc.	833,333	833,333	826,250	(7,083)
	Applause App Quality, Inc.	6,465	6,353	6,394	41
	Appriss Health LLC	94,478	94,478	94,478	—
	ARAS Corp.	901,317	901,317	901,317	—
	Arrow Purchaser, Inc.	51,169	51,017	51,169	152
	Beekeeper Buyer, Inc.	752,266	744,744	744,744	—
	Bullhorn, Inc.	279,360	278,904	270,280	(8,624)
	Bullhorn, Inc.	113,090	113,016	112,241	(775)
	Bynder Holding BV	1,215	1,215	1,215	—
	Bynder Holding BV	4,410	4,410	4,410	—
	CBI-Gator Acquisition LLC	14,788	14,788	14,123	(665)
	Chronicle Bidco, Inc.	1,620,370	1,612,269	1,612,269	—
	Chronicle Bidco, Inc.	540,123	534,722	537,423	2,701
	Citrin Cooperman Advisors LLC	2,512	2,499	2,508	9
	Civicplus LLC	136,795	136,795	136,795	—
	Clever Devices Ltd.	959,360	959,359	958,400	(959)
	Clydesdale Acquisition Holdings, Inc.	1,024	1,024	1,019	(5)
	ComPsych Investment Corp.	946,970	944,602	956,439	11,837
	DNAnexus, Inc.	70,000	69,300	69,300	—
	Docupace Technologies LLC	157,545	157,545	155,339	(2,206)
	Docupace Technologies LLC	394,784	394,784	389,257	(5,527)
	Douglas Holdings, Inc.	179,447	177,126	176,935	(191)
	Emburse, Inc.	657,895	657,072	656,250	(822)
	Emburse, Inc.	657,895	656,250	656,250	—
	Emerald Technologies (U.S.) Acquisition., Inc.	684	649	467	(182)
	Express Wash Acquisition Co. LLC	277,769	274,991	276,380	1,389
	Firstup, Inc.	386,200	386,200	383,883	(2,317)
	Foreside Financial	2,545,887	2,545,887	2,545,887	—
	Foreside Financial Group LLC	75,254	75,254	75,254	—
	Fusion Holding Corp.	1,415	1,415	1,392	(23)
	G-3 Apollo Acquisition Corp.	14,286	14,285	14,114	(171)
	G-3 Apollo Acquisition Corp.	12,762	12,762	12,609	(153)
	GC Champion Acquisition LLC	1,344,481	1,328,642	1,332,381	3,739
	Higginbotham Insurance Agency, Inc.	1,250,679	1,250,679	1,250,679	—
	Honey Intermediate, Inc.	11,765	11,614	11,588	(26)
	HSI Halo Acquisition, Inc.	275,229	272,477	275,229	2,752
	HSI Halo Acquisition, Inc.	341,284	339,578	341,967	2,389
	Huckabee Acquisition LLC	9,677	9,677	9,677	—
	Huckabee Acquisition LLC	16,129	16,129	16,129	—
	INH Buyer, Inc.	105,977	105,977	104,387	(1,590)
	Integratecom, Inc.	4,000	4,000	3,850	(150)
	Integrity Marketing Acquisition LLC	684,910	684,910	684,910	—
	Integrity Marketing Acquisition LLC	220,046	220,046	220,046	—
	Intercept Bidco, Inc.	555,556	546,398	546,667	269
	Intercept Bidco, Inc.	833,333	825,000	820,000	(5,000)
	Ivyrehab Intermediate II LLC	2,000	1,975	1,987	12
	IvyRehab Intermediate II LLC	4,854,267	4,784,705	4,783,880	(825)
	James Perse Enterprises, Inc.	326,667	326,667	326,667	—
	Kaman Corp.	3,042	3,038	3,037	(1)
	Kid Distro Holdings LLC	301,347	300,363	301,347	984
	Kroll Bond Rating Agency, Inc.	397,059	397,059	398,012	953
	Lighthouse Parent Holdings, Inc.	28,846	28,847	28,486	(361)
	Lighthouse Parent Holdings, Inc.	11,538	11,394	11,394	—
	LJ Avalon Holdings LLC	9,310	9,310	9,310	—
	LJ Avalon Holdings LLC	411,476	411,476	413,533	2,057
	LogicMonitor, Inc.	10,150	10,023	10,029	6
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Credit Strategies Fund (continued)	Lucky U.S. Buyerco LLC	$2,890	$ 2,890	$2,839	$ (51)
	Madison Logic Holdings, Inc.	3,349	3,349	3,165	(184)
	MRO Parent Corp.	370,370	367,593	364,815	(2,778)
	MRO Parent Corp.	370,370	364,815	364,815	—
	MSM Acquisitions, Inc.	10,725	10,725	9,663	(1,062)
	Nxgen Buyer, Inc.	84,110	84,110	83,605	(505)
	Oak Purchaser, Inc.	230,265	227,962	230,265	2,303
	Playpower, Inc.	656,566	656,565	648,030	(8,535)
	Pluralsight, Inc.	279,766	279,766	279,766	—
	Pluralsight, Inc.	105,609	105,609	105,609	—
	PMA Parent Holdings LLC	12,500	12,500	12,500	—
	Pueblo Mechanical and Controls LLC	78,333	78,334	77,558	(776)
	Raven Acquisition Holdings LLC	1,975	1,966	1,973	7
	Rialto Management Group LLC	1,724	1,707	1,707	—
	Secretariat Advisors LLC	153,354	153,354	153,354	—
	SellerX Germany GMBH & Co. KG	52,138	51,921	52,138	217
	SellerX Germany GMBH & Co. KG	355,056	355,056	355,056	—
	Serrano Parent LLC	9,000	9,000	8,784	(216)
	Signia Aerospace LLC	1,302	1,298	1,306	8
	Skydio, Inc.	25,000	24,750	24,750	—
	Skydio, Inc.	25,000	24,750	24,750	—
	Smarsh, Inc.	190,476	188,571	188,571	—
	Smarsh, Inc.	54,603	54,603	54,325	(278)
	Sparkstone Electrical Group	10,086	9,935	9,552	(383)
	Sparkstone Electrical Group	22,414	22,078	21,226	(852)
	Spartan Bidco Pty. Ltd.	230,769	230,769	229,892	(877)
	Springs Windows Fashions, LLC	14,813	14,813	14,757	(56)
	Stonebridge Cos. LLC	928,618	914,689	914,689	—
	Stonebridge Cos. LLC	619,079	609,793	609,793	—
	Streamland Media Midco LLC	2,523	2,523	2,523	—
	Sumup Holdings Luxembourg	1,000,000	1,000,000	1,008,000	8,000
	Supergoop LLC	128,877	128,239	128,142	(97)
	Thunder Purchaser, Inc.	204,439	204,440	203,172	(1,268)
	Thunder Purchaser, Inc.	231,285	231,285	227,746	(3,539)
	Titan Home Improvement LLC	697,674	690,698	704,651	13,953
	Titan Home Improvement LLC	581,395	571,826	581,395	9,569
	Vensure Employer Services, Inc.	8,870	8,825	8,788	(37)
	Wealth Enhancement Group LLC	282,352	282,352	280,404	(1,948)
	Zilliant, Inc.	148,148	148,148	146,222	(1,926)
					$ (8,523)
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has  delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 1.00% of the average daily value of the Fund’s managed assets.  For purposes of calculating this fee,“managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Taxable Subsidiary.
The Manager entered into sub-advisory agreements with BlackRock Capital Investment Advisors, LLC (“BCIA”), BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BCIA, BIL and BSL for services they provide for that portion of the Fund for which BCIA, BIL and BSL, respectively, acts as sub-adviser a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

Service and Distribution Fees: The Fund has entered into a Distribution Agreement (the “Distribution Agreement”) with BlackRock Investments, LLC (the “Distributor”), an affiliate of the Manager, to provide for distribution of the common shares. The Distribution Agreement provides that the Distributor will sell, and will appoint financial intermediaries to sell, common shares on behalf of the Fund on a reasonable efforts basis. The Fund has adopted a distribution and servicing plan (the “Distribution and Servicing Plan”) with respect to certain classes of the common shares and in doing so has voluntarily complied with Rule 12b-1 under the 1940 Act, as if the Fund were an open-end investment company, and will be subject to an ongoing distribution fee and shareholder servicing fee (together, the “Distribution and Servicing Fee”) in respect of the classes of common shares paying such Distribution and Servicing Fee. The maximum annual rates at which the Distribution and Servicing Fees may be paid under the Distribution and Servicing Plan (calculated as a percentage of the Fund’s average daily net assets attributable to the classes of common shares paying such Distribution and Servicing Fee) is 0.75% for Class A Shares, Class W Shares and Class U Shares and 0.50% for Class J Shares. 0.25% of such fee is a shareholder service fee and the remaining portion is a distribution fee. Institutional Shares are not subject to a distribution fee or shareholder servicing fee.
For the six months ended June 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Class A	Class J	Class U	Class W	Total
Service and distribution fees — class specific	$ 412,339	$ 1,204	$ 179,195	$ 744	$ 593,482
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.
For the six months ended June 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Class A	Class U	Class W	Total
Transfer agent fees — class specific	$ 224,252	$ 10,954	$ 32,247	$ 15	$ 267,468
Other Fees:  For the six months ended June 30, 2025, affiliates received CDSCs of $11,824 for Class A Shares.
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to the Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated  Statement of Operations. For the six months ended June 30, 2025, the amount waived was $7,530.
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’ s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Fund’s Independent Trustees. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2025, the Manager waived $8,267 in investment advisory fees pursuant to these arrangements.
The Manager contractually agreed to waive and/or reimburse certain operating and other expenses of the Fund in order to limit certain expenses to 0.50% of the Fund’s average daily value of the net assets of each share class (“expense limitation”). Expenses excluded from the expense limitation are limited to the investment advisory fee, service and distribution fees, interest expense, portfolio transaction and other investment-related costs (including acquired fund fees and expenses, commitment fees on leverage, prime broker fees and dividend expense) and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027. For the six months ended June 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Administrator – class specific in the Consolidated Statement of Operations. For the six months ended June 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Class U	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 2,128	$ 158	$ 2,286
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 1, 2026, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

For the six months ended June 30, 2025, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Fund:
Fund Name	Institutional	Class U
BlackRock Credit Strategies Fund	$ 11,873	948
As of June 30, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Expiring
Fund Name/Fund Level/Share Class	03/01/26
BlackRock Credit Strategies Fund
Institutional	2,128
Class U	158
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
Other Transactions: During the six months ended June 30, 2025, the Fund received a reimbursement of $9,490 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
7.
 PURCHASES AND SALES
For the six months ended June 30, 2025, purchases and sales of investments, including paydowns/payups, and excluding short-term securities, were $194,706,471 and $157,721,845, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’ s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
As of December 31, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
BlackRock Credit Strategies Fund	$ (54,811,807)
As of June 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Credit Strategies Fund	$ 700,614,034	$ 19,062,368	$ (44,011,088)	$ (24,948,720)
9.
BANK BORROWINGS
The Fund has entered into a credit agreement with Société Générale (the “Lender”) that established a revolving credit facility with a commitment of $200 million (the "the Facility"). The Facility may be increased to a maximum of $450 million. The Facility has the following terms: an unused commitment fee of 0.25% per annum when amounts borrowed is greater than $100 million or 0.30% per annum when amounts borrowed is less than $100 million and interest at a rate equal to Daily Simple SOFR on the date the loan is made plus 1.75% per annum on amounts borrowed. The agreement expires on September 30, 2026 unless extended or renewed. The Fund’s borrowings, if any, are secured by eligible securities held in its portfolio of investments. During the period, the Fund paid the commitment fee based on the daily unused portion of the Facility and an extension fee. The fees associated with the agreement are included in the Consolidated Statement of Operations as interest expense and fees, if any. Advances to the Fund as of period end, if any, are shown in the Consolidated Statement of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value. For the six months ended June 30, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:
Fund Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
BlackRock Credit Strategies Fund	$ 67,500,000	$ 37,527,624	6.15%
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’ s prospectus provides details of the risks to which the Fund is subject.
Illiquidity Risk: The Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
11.
 CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares.  The par value for the Fund’s Common Shares is $0.001.
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/25		Year Ended 12/31/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Credit Strategies Fund
Institutional
Shares sold	6,346,674	$ 53,245,433	21,156,045	$ 181,764,460
Reinvestment of distributions	345,115	2,889,155	674,700	5,778,817
Shares redeemed	(6,287,558)	(52,677,724)	(6,510,122)	(55,737,987)
	404,231	$ 3,456,864	15,320,623	$ 131,805,290
Class A
Shares sold	623,739	$ 5,249,170	2,922,603	$ 25,157,316
Reinvestment of distributions	328,863	2,761,292	732,355	6,292,600
Shares redeemed	(1,386,334)	(11,598,811)	(1,485,768)	(12,782,087)
	(433,732)	$ (3,588,349)	2,169,190	$ 18,667,829
Class J(a)
Shares sold	—	$ —	57,937	$ 500,000
Class U
Shares sold	496,418	$ 4,165,860	1,369,167	$ 11,740,524
Reinvestment of distributions	130,774	1,095,931	282,007	2,419,812
Shares redeemed	(341,487)	(2,858,844)	(1,147,522)	(9,843,744)
	285,705	$ 2,402,947	503,652	$ 4,316,592
	256,204	$ 2,271,462	18,051,402	$ 155,289,711

(a)	The share class commenced operation on November 19, 2024.
The Fund will make offers to purchase between 5% and 25% of its outstanding shares at approximate 3 month intervals.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Consolidated Financial Statements (unaudited) (continued)

Repurchase offer results for the periods shown were as follows:
	Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	01/08/25	02/07/25	3,273,284	6.04%	3,273,284	6.04%	$ 8.45	$ 27,659,253
Class A	01/08/25	02/07/25	361,019	2.67	361,019	2.67	8.47	3,057,829
Class J	01/08/25	02/07/25	—	—	—	—	—	—
Class U	01/08/25	02/07/25	140,613	2.45	140,613	2.45	8.46	1,189,587
Class W	01/08/25	02/07/25	—	—	—	—	—	—
Institutional	04/08/25	05/08/25	3,014,274	5.56	3,014,274	5.56	8.30	25,018,471
Class A	04/08/25	05/08/25	1,021,896	7.49	1,021,896	7.49	8.33	8,512,396
Class J	04/08/25	05/08/25	—	—	—	—	—	—
Class U	04/08/25	05/08/25	200,874	3.38	200,874	3.38	8.31	1,669,257
Class W	04/08/25	05/08/25	—	—	—	—	—	—
Repurchase offers results for the year ended December 31, 2024 were as follows:
	Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	01/08/24	02/07/24	1,251,004	2.82%	1,251,004	2.82%	$ 8.60	$ 10,758,638
Class A	01/08/24	02/07/24	354,469	3.16	354,469	3.16	8.62	3,055,525
Class U	01/08/24	02/07/24	152,926	2.94	152,926	2.94	8.61	1,316,692
Class W	01/08/24	02/07/24	—	—	—	—	—	—
Institutional	04/08/24	05/08/24	1,768,913	3.81	1,768,913	3.81	8.56	15,141,892
Class A	04/08/24	05/08/24	116,792	1.01	116,792	1.01	8.59	1,003,245
Class U	04/08/24	05/08/24	314,981	5.81	314,981	5.81	8.58	2,702,537
Class W	04/08/24	05/08/24	—	—	—	—	—	—
Institutional	07/08/24	08/07/24	1,981,220	4.18	1,981,220	4.18	8.51	16,860,182
Class A	07/08/24	08/07/24	354,125	2.89	354,125	2.89	8.54	3,024,227
Class U	07/08/24	08/07/24	375,171	6.57	375,171	6.57	8.53	3,200,205
Class W	07/08/24	08/07/24	—	—	—	—	—	—
Institutional	10/07/24	11/06/24	1,508,985	3.03	1,508,985	3.03	8.60	12,977,275
Class A	10/07/24	11/06/24	660,381	5.20	660,381	5.20	8.63	5,699,090
Class U	10/07/24	11/06/24	304,444	5.26	304,444	5.26	8.62	2,624,310
Class W	10/07/24	11/06/24	—	—	—	—	—	—

(a)	Date the repurchase offer period began.
The amount of the repurchase offers is shown as redemptions of shares resulting from repurchase offers in the Consolidated Statements of Changes in Net Assets.
As of June 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Institutional	Class A	Class J	Class U	Class W
BlackRock Credit Strategies Fund	9,800,000	58,962	57,937	23,787	23,787
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s consolidated financial statements was completed through the date the consolidated financial statements were issued and the following item was noted:
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

The Fund conducted a quarterly repurchase offer for up to 5% of its issued and outstanding common shares. The results of the Fund’s repurchase offer were as follows:
	Commencement Date	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases
Institutional	07/08/25	08/07/25	3,976,856	7.38%	3,976,856	7.38%	$ 8.35	$ 33,206,745
Class A	07/08/25	08/07/25	867,663	6.68	867,663	6.68	8.38	7,271,012
Class J	07/08/25	08/07/25	—	—	—	—	—	—
Class U	07/08/25	08/07/25	234,915	3.87	234,915	3.87	8.36	1,963,890
Class W	07/08/25	08/07/25	—	—	—	—	—	—

2025 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Credit Strategies Fund (the “Fund”) met on May 8, 2025 (the “May Meeting”) and June 4, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and the Fund, (2) the Manager, BlackRock (Singapore) Limited (“BSL”) and the Fund and (3) the Manager, BlackRock Capital Investment Advisors, LLC (“BCIA” and collectively with BIL and BSL, the “Sub-Advisors”) and the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements on an annual basis. The Board Members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to the Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions (k) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (n) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus and statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for the one-, three- and five-year periods reported, the Fund outperformed, underperformed and underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it

2025 BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Expense Peers. The Board also noted, as an additional point of reference, BlackRock provided the Board with a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s management fee rate and total expense ratio each ranked in the first quartile relative to the supplemental peer group. In addition, the Board noted that the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements among the Manager, the Sub-Advisors, and the Fund for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Additional Information

General Information
The Fund’s Statement of Additional Information includes additional information about its Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2024. This information may not reflect all of the changes that have occurred since you purchased the Fund.
Except if noted otherwise herein, there were no changes to the Fund’s charter or by-laws that would delay or prevent a change of control of the Fund that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Fund has delegated the voting of proxies for the Fund’s securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Fund. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Fund on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Fund. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Capital Investment Advisors, LLC
Wilmington, DE 19809

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Fund and Service Providers (continued)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
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2025 BlackRock Semi-Annual Report to Shareholders

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when repurchased by the Fund in connection with any applicable repurchase offer, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
CRST-06/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Strategies Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Strategies Fund

Date: August 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Strategies Fund

Date: August 27, 2025

By:	/s/ Lindsey Lorenz
Lindsey Lorenz
Chief Financial Officer (principal financial officer) of
BlackRock Credit Strategies Fund

Date: August 27, 2025